United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/17

Date of Reporting Period: Quarter ended 09/30/17

Item 1.	Schedule of Investments

Federated Managed Tail Risk Fund II
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Value
		INVESTMENT COMPANIES—79.1%[1]
53,253		Emerging Markets Core Fund	$544,248
1,598,270		Federated Absolute Return Fund, Institutional Shares	15,567,146
71,053		Federated Bank Loan Core Fund	717,636
724,214		Federated Clover Small Value Fund, Institutional Shares	21,219,476
849,816		Federated Equity Income Fund, Inc., Institutional Shares	20,888,478
690,985		Federated Intermediate Corporate Bond Fund, Institutional Shares	6,460,706
399,863		Federated International Leaders Fund, Class R6 Shares	14,503,011
3,778,752		Federated International Strategic Value Dividend Fund, Institutional Shares	14,397,046
621,423		Federated Kaufmann Large Cap Fund, Class R6 Shares	14,497,796
319,573		Federated Mortgage Core Portfolio	3,147,795
1,218,323		Federated Project and Trade Finance Core Fund	11,098,925
459,961		Federated Prudent Bear Fund, Institutional Shares	7,649,153
3,219,766		Federated Strategic Value Dividend Fund, Institutional Shares	20,670,898
988		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,731
189,876		High Yield Bond Portfolio	1,230,394
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $154,651,028)	152,603,439
		CORPORATE BONDS—1.3%
$30,000		ACE INA Holdings, Inc., 3.35%, 5/03/2026	30,778
25,000		Abbott Laboratories, Sr. Unsecd. Note, 4.9%, 11/30/2046	28,019
25,000		Advance Auto Parts, Inc., 4.5%, 12/01/2023	26,219
150,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	151,214
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	62,999
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	79,696
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	99,070
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	20,125
50,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, (3-month USLIBOR +0.650%), 1.971%, 10/01/2021	50,173
50,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	51,532
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	106,058
30,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	30,361
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	102,629
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,456
30,000		Comerica, Inc., 3.8%, 7/22/2026	30,431
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	55,063
50,000		Energy Transfer Partners , Sr. Unsecd. Note, 4.05%, 3/15/2025	50,754
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	42,470
70,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.95%, 02/15/2027	73,569
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	70,333
70,000		Exelon Corp., Sr. Unsecd. Note, 3.4%, 04/15/2026	70,488
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	53,500
20,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.55%, 03/15/2046	22,299
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	41,692
40,000		Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	43,662
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/01/2025	71,846
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	42,680
50,000	[2]	National Rural Utilities, Sr. Sub., (3-month USLIBOR +3.630%), 5.25%, 04/20/2046	53,323
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2026	73,762
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
$25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	$25,307
40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 03/15/2026	40,149
35,000		ONEOK, Inc., Sr Unsecured Note, Series 0, 4.95%, 07/13/2047	35,208
100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	100,951
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,796
10,000		Stryker Corp., Sr. Unsecd. Note, 3.5%, 03/15/2026	10,282
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.9%, 03/03/2021	61,067
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	20,900
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	26,545
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	21,886
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	28,457
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	140,417
25,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	25,061
30,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	30,746
50,000	[2]	Wells Fargo & Co., Sr. Unsecd. Note, (3-month USLIBOR +1.230%), 2.541%, 10/31/2023	51,169
90,000		Williams Partners LP, 4.9%, 1/15/2045	91,608
35,000		Worthington Industries, Inc., Sr Unsecured Note, Series 0, 4.3%, 08/01/2032	35,297
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	56,759
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,185,367)	2,510,806
		ASSET-BACKED SECURITIES—0.1%
150,000	[2]	American Express Credit Account Master Trust 2014-1, Class A, (1-month USLIBOR +0.370%), 1.604%, 12/15/2021	150,682
90,000	[2]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, (1-month USLIBOR +1.350%), 2.584%, 09/27/2021	90,641
42,000		PFS Financing Corp., 2016-BA, Class A, 1.87%, 10/15/2021	41,713
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $281,999)	283,036
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.17%, 7/15/2049	60,370
95,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	92,191
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	50,862
150,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	152,053
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	100,374
105,000	[2]	WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	106,643
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $576,792)	562,493
		EXCHANGE-TRADED FUNDS—8.0%
84,873		iShares MSCI Emerging Market	3,803,159
71,506		iShares Dow Jones U.S. Real Estate Index Fund	5,711,900
377,948	[3]	PowerShares DB Commodity Index Tracking Fund	5,820,399
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $17,189,219)	15,335,458
		U.S. TREASURY—6.2%
106,167		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	102,359
434,528		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	413,556
50,704		U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	49,878
50,623		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	51,272
865,795		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	953,103
1,425,546		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,593,715
1,132,215		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,271,920
759,710		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	867,078
1,254,879		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	1,255,205
2

Principal Amount or Shares		Value
	U.S. TREASURY—continued
$522,345	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	$524,099
457,846	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	459,861
423,468	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	424,498
189,271	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	189,735
3,093	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2024	3,060
49,608	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	49,069
103,225	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	103,138
177,342	U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/2027	175,015
1,018,696	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	1,039,593
66,964	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	67,804
1,697,160	U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	1,767,264
340,557	U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	346,038
25,000	United States Treasury Bond, 2.250%, 8/15/2046	21,963
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,029
215,000	United States Treasury Note, 1.875%, 4/30/2022	214,798
	TOTAL U.S. TREASURY (IDENTIFIED COST $12,097,330)	11,945,050
	REPURCHASE AGREEMENT—5.8%
11,207,000	Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $11,207,000)	11,207,000
	TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $198,188,735)[4]	194,447,282
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(1,483,322)
	TOTAL NET ASSETS—100%	$192,963,960
At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
[3]United States Treasury Long Bond Long Futures	2	$305,625	December 2017	$(4,741)
[3]United States Treasury Notes 2-Year Long Futures	5	$1,078,516	December 2017	$(2,588)
[3]United States Treasury Notes 5-Year Long Futures	3	$352,500	December 2017	$(7)
[3]United States Treasury Ultra Bond Long Futures	7	$1,155,875	December 2017	$(17,656)
[3]United States Treasury Ultra 10-Year Short Futures	9	$1,127,813	December 2017	$11,933
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(13,059)
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,764,513 and $3,841,176, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
3

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended September 30, 2017, were as follows:
	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	51,306	1,947	—	53,253	$544,248	$18,655	$—	$22,110
Federated Absolute Return Fund, Institutional Shares	1,659,003	10,482	(71,215)	1,598,270	$15,567,146	$421,307	$8,486	$—
Federated Bank Loan Core Fund	77,949	2,664	(9,560)	71,053	$717,636	$(8,340)	$3,339	$27,017
Federated Clover Small Value Fund, Institutional Shares	730,265	60,471	(66,522)	724,214	$21,219,476	$1,210,635	$338,673	$—
*Federated Emerging Markets Equity Fund, Institutional Shares	303,404	—	(303,404)	—	$—	$335,410	$78,561	$—
Federated Equity Income Fund, Inc., Institutional Shares	833,185	83,473	(66,842)	849,816	$20,888,478	$1,249,731	$91,149	$—
*Federated InterContinental Fund, Institutional Shares	242,358	—	(242,358)	—	$—	$2,165,821	$(247,341)	$158,483
Federated Intermediate Corporate Bond Fund, Institutional Shares	798,016	15,286	(122,317)	690,985	$6,460,706	$155,621	$(30,935)	$—
Federated International Leaders Fund, Class R6 Shares	349,652	124,458	(74,247)	399,863	$14,503,011	$2,406,859	$17,839	$—
Federated International Strategic Value Dividend Fund, Institutional Shares	2,977,505	1,284,008	(482,761)	3,778,752	$14,397,046	$1,194,711	$(45,606)	$355,103
Federated Kaufmann Large Cap Fund, Class R6 Shares	744,525	—	(123,102)	621,423	$14,497,796	$2,223,522	$267,333	$—
Federated Mortgage Core Portfolio	494,493	8,041	(182,961)	319,573	$3,147,795	$40,686	$(25,846)	$79,079
Federated Project and Trade Finance Core Fund	1,182,345	35,978	—	1,218,323	$11,098,925	$(215,869)	$—	$330,808
Federated Prudent Bear Fund, Institutional Shares	417,944	54,788	(12,771)	459,961	$7,649,153	$(978,586)	$(1,405)	$—
Federated Strategic Value Dividend Fund, Institutional Shares	3,245,193	251,360	(276,787)	3,219,766	$20,670,898	$1,487,865	$194,154	$615,265
Federated U.S. Gov't Securities Fund, 2-5 Years, Institutional Shares	980	8	—	988	$10,731	$(10)	$—	$97
High Yield Bond Portfolio	232,162	9,095	(51,381)	189,876	$1,230,394	$45,415	$(13,274)	$58,595
TOTAL OF AFFILIATED TRANSACTIONS	14,340,285	1,942,058	(2,086,228)	14,196,116	$152,603,439	$11,753,433	$635,127	$1,646,557
*	At September 30, 2017, the security is no longer held in the Fund's portfolio of investments.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Non-income-producing security.
4	At September 30, 2017, the cost of investments for federal tax purposes was $198,413,519. The net unrealized depreciation of investments for federal tax purposes was $3,979,296. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,658,441 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,637,737. The amounts presented are inclusive of derivative contracts.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
4

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$135,864,441	$—	$—	$152,603,439
Debt Securities:
Corporate Bonds	—	2,510,806	—	2,510,806
Asset-Backed Securities	—	283,036	—	283,036
Commercial Mortgage-Backed Securities	—	562,493	—	562,493
Exchange-Traded Funds	15,335,458	—	—	15,335,458
U.S. Treasury	—	11,945,050	—	11,945,050
Repurchase Agreements	—	11,207,000	—	11,207,000
TOTAL SECURITIES	$151,199,899	$26,508,385	$—	$194,447,282
Other Financial Instruments[2]
Assets	$11,933	—	$—	$11,933
Liabilities	(24,992)	—	—	(24,992)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(13,059)	$—	$—	$(13,059)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $16,738,998 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
6
Federated High Income Bond Fund II
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount		Value
	CORPORATE BONDS—96.2%
	Aerospace/Defense—1.1%
$475,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$523,094
825,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	858,000
675,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	698,625
450,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	464,625
200,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	205,376
	TOTAL	2,749,720
	Automotive—2.9%
600,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	616,500
250,000	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	260,088
550,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	556,188
525,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	580,781
725,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	784,812
1,225,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,264,812
450,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	464,391
200,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	209,250
225,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	235,688
200,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	204,000
1,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	1,046,781
600,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	639,000
175,000	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	185,281
	TOTAL	7,047,572
	Banking—0.8%
1,675,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,822,316
200,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	210,000
	TOTAL	2,032,316
	Building Materials—1.9%
180,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	184,950
75,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	80,063
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	410,985
250,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	258,825
300,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	321,750
475,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	499,486
275,000	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	296,312
325,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	340,129
825,000	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	870,375
1,000,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	1,045,000
350,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	366,187
	TOTAL	4,674,062
	Cable Satellite—7.8%
375,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	397,500
225,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	237,938
225,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	249,750
175,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	180,688
775,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	806,000
175,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	181,802
500,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	526,250
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	$653,250
500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	508,125
400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	420,000
200,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	202,750
425,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	443,063
425,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	440,938
1,225,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,252,562
650,000	Charter Communications Holdings II, 5.75%, 1/15/2024	676,812
100,000	DISH DBS Corp., 5.00%, 3/15/2023	102,938
1,225,000	DISH DBS Corp., 5.875%, 7/15/2022	1,304,625
450,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	473,153
50,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	57,500
300,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	323,250
1,025,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	873,812
925,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	881,062
300,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	303,750
625,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	722,656
200,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	247,750
450,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	493,875
125,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	128,750
400,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	431,500
100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	102,500
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	713,812
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	712,125
855,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	884,925
275,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	294,594
375,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	391,875
200,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	211,250
900,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	943,875
275,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	285,656
725,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	744,713
300,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	314,250
200,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	207,500
	TOTAL	19,329,124
	Chemicals—2.2%
625,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	639,063
675,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	666,562
525,000	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	547,969
875,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	787,500
300,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	323,250
200,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	217,500
1,850,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,921,687
150,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	159,375
100,000	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	110,250
	TOTAL	5,373,156
	Construction Machinery—0.7%
175,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	185,500
475,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	477,969
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	75,469
525,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	561,093
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	$490,500
	TOTAL	1,790,531
	Consumer Cyclical Services—0.9%
300,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	320,625
625,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	643,750
450,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	469,125
250,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	274,375
400,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	412,000
	TOTAL	2,119,875
	Consumer Products—2.2%
900,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	594,000
1,150,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	1,167,595
75,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	77,531
725,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	757,625
1,225,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	1,266,344
450,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	486,000
50,000	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	52,875
550,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	588,500
125,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	134,531
253,000	Springs Industries, Inc., 6.25%, 6/1/2021	261,539
	TOTAL	5,386,540
	Diversified Manufacturing—0.9%
825,000	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	863,156
1,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,269,406
	TOTAL	2,132,562
	Environmental—0.0%
75,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	76,688
	Finance Companies—2.0%
150,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	152,437
1,225,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,249,500
100,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	104,250
225,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	245,531
125,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	129,500
150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	150,167
125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	130,328
1,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	1,420,875
1,350,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	1,424,250
	TOTAL	5,006,838
	Food & Beverage—2.0%
800,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	580,000
525,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	558,469
425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	455,812
375,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	394,688
125,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	129,375
750,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	750,469
400,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	416,000
700,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	724,500
775,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	815,687
	TOTAL	4,825,000
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Gaming—4.4%
$200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	$218,750
800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	858,504
675,000	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	686,813
1,075,000	Crc Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	1,079,031
550,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	580,360
175,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	191,406
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	108,858
550,000	MGM Mirage, Inc., 7.75%, 3/15/2022	643,500
675,000	MGM Resorts International, 6.00%, 3/15/2023	745,875
150,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	152,625
725,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	777,562
350,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	364,000
700,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	719,250
625,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	632,813
1,225,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	1,243,375
400,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	406,000
212,000	Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	220,480
425,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	427,083
425,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	418,625
375,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	382,496
	TOTAL	10,857,406
	Health Care—10.5%
350,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	369,250
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	674,219
1,025,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	991,687
350,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	366,188
250,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	256,250
575,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	588,656
250,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	247,500
500,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	495,625
925,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	729,594
725,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	755,813
1,350,000	HCA, Inc., 5.00%, 3/15/2024	1,441,125
350,000	HCA, Inc., 5.875%, 5/1/2023	381,500
525,000	HCA, Inc., 5.875%, 2/15/2026	564,890
2,025,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,138,906
725,000	HCA, Inc., 5.25%, 4/15/2025	785,719
400,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	425,000
675,000	Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	677,953
200,000	LifePoint Health, Inc., 5.875%, 12/1/2023	212,060
225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	232,734
200,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	210,000
1,725,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,858,687
575,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	618,844
2,250,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	2,216,250
1,350,000	Sterigenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	1,407,375
575,000	Sterigenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	587,938
825,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	777,562
1,475,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	1,401,250
675,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	717,188
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Health Care—continued
$250,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	$255,000
300,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	305,625
675,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	667,406
925,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	889,156
175,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	164,938
275,000	Tenet Healthcare Corp., Series 144A, 4.625%, 7/15/2024	272,594
125,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	132,656
875,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	1,008,437
	TOTAL	25,825,575
	Independent Energy—5.5%
750,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	765,000
250,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	257,500
550,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	592,625
469,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	492,450
400,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	409,000
400,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	436,500
335,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	362,637
125,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	126,563
725,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	719,562
475,000	Continental Resources, Inc., 4.50%, 4/15/2023	477,375
125,000	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	129,219
250,000	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	268,125
200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 4.75%, 11/1/2024	205,000
375,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	380,625
350,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	354,375
325,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	330,281
75,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	76,313
225,000	Laredo Petroleum, 5.625%, 1/15/2022	227,813
225,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	232,875
350,000	Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	363,562
225,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	229,500
475,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	486,875
150,000	PDC Energy, Inc., 7.75%, 10/15/2022	156,281
175,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	183,750
100,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	105,750
125,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	127,656
125,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	128,281
200,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	195,440
200,000	QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	211,500
200,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	210,500
250,000	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	255,000
425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	420,750
150,000	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	150,563
50,000	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	49,875
350,000	Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	366,187
250,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	236,875
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	143,250
50,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	50,625
175,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	175,875
450,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	436,500
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$100,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	$104,000
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	467,437
125,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	127,656
375,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	379,219
300,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	302,250
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	129,844
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	168,938
500,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	494,375
		TOTAL	13,702,152
		Industrial - Other—1.1%
275,000		Anixter, Inc., 5.50%, 3/1/2023	300,094
900,000		Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	942,750
1,125,000		Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	1,125,000
350,000		JPW Industries Holding Corp., Series 144A, 9.00%, 10/1/2024	359,625
		TOTAL	2,727,469
		Insurance - P&C—2.1%
725,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	744,031
400,000		Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	401,750
1,725,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,798,313
650,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	685,750
700,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	712,250
825,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	842,531
		TOTAL	5,184,625
		Leisure—1.0%
350,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	344,750
100,000		AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	99,250
250,000		Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	263,125
775,000	[1,2,3,4]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 4/1/2012	0
175,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	181,563
350,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	356,125
275,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	280,500
1,025,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,053,187
		TOTAL	2,578,500
		Lodging—0.2%
375,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	387,188
150,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	156,000
		TOTAL	543,188
		Media Entertainment—5.9%
175,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	177,187
700,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	724,500
150,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	156,938
275,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	289,094
275,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	294,937
750,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	536,719
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	283,594
425,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	439,875
125,000		E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	127,813
650,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	724,750
600,000		Gannett Co., Inc., 6.375%, 10/15/2023	640,500
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$100,000	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	$105,625
375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	377,812
500,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	516,250
1,100,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,152,250
200,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	218,500
700,000	Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	725,375
650,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	674,375
900,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	934,875
625,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	652,344
775,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	797,281
75,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	73,219
675,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	691,031
875,000	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	891,406
975,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	1,018,875
500,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	502,500
550,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	523,875
150,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	154,875
75,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	77,719
	TOTAL	14,484,094
	Metals & Mining—2.5%
475,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	494,594
450,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	451,688
775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	767,250
1,225,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	1,176,000
175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	187,250
325,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	353,444
100,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	103,625
450,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	464,062
100,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	104,250
875,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	938,437
275,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	300,438
450,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	506,250
50,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	56,716
300,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	345,000
	TOTAL	6,249,004
	Midstream—6.2%
100,000	Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	104,907
350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	361,375
225,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	238,219
525,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	539,438
550,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	574,750
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	572,000
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	502,500
150,000	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	155,250
600,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	648,000
375,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/2024	427,969
875,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	896,875
1,075,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	1,159,656
300,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	290,250
500,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	487,500
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Midstream—continued
$825,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	$804,375
750,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	790,312
75,000	NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2027	78,776
600,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	634,500
550,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	555,500
275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	273,625
550,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	547,250
925,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	934,250
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	484,500
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	129,181
375,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series B, 5.375%, 2/1/2027	392,344
300,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	322,500
425,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	438,813
475,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	507,656
325,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	354,250
675,000	Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	725,625
275,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	286,000
	TOTAL	15,218,146
	Oil Field Services—1.1%
200,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	203,500
250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	256,250
475,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	492,813
550,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	559,625
350,000	Weatherford International Ltd., 7.00%, 3/15/2038	313,250
575,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	593,687
50,000	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	55,250
150,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	130,500
	TOTAL	2,604,875
	Packaging—6.0%
475,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	508,250
300,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	309,375
750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	795,937
1,350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	1,485,837
850,000	Berry Plastics Corp., 5.125%, 7/15/2023	891,437
750,000	Berry Plastics Corp., 5.50%, 5/15/2022	783,938
150,000	Berry Plastics Corp., 6.00%, 10/15/2022	159,750
675,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	706,219
1,475,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	1,522,937
1,350,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	1,404,000
950,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	1,001,300
125,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	126,875
750,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	808,125
275,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	311,609
850,000	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	865,980
625,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	666,797
300,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	339,000
525,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	568,313
250,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	270,313
1,250,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,303,125
	TOTAL	14,829,117
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Paper—0.4%
$250,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	$250,625
825,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	822,938
	TOTAL	1,073,563
	Pharmaceuticals—3.9%
325,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	338,000
875,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	726,250
600,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	489,000
1,825,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,913,969
1,225,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,050,437
675,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	610,875
225,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	210,656
300,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	282,000
375,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	375,000
425,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	374,000
1,425,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,255,781
175,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	171,281
100,000	Valeant Pharmaceuticals International, Inc., Series 144A, 6.50%, 3/15/2022	105,750
275,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.00%, 3/15/2024	293,563
1,150,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	1,019,188
450,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	450,000
	TOTAL	9,665,750
	Refining—0.4%
975,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	999,375
	Restaurants—1.2%
711,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	733,841
600,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series OCT, 5.00%, 10/15/2025	613,500
125,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.25%, 5/15/2024	125,781
450,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	460,125
150,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	154,875
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	264,063
500,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	531,250
	TOTAL	2,883,435
	Retailers—1.1%
1,250,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	978,500
350,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	365,312
275,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	218,969
625,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	610,156
625,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	643,750
	TOTAL	2,816,687
	Supermarkets—0.4%
550,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	486,750
625,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	585,156
	TOTAL	1,071,906
	Technology—9.5%
1,075,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	1,105,906
50,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	52,750
875,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	978,915
725,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	778,469
175,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	183,386
800,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	884,139
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,050,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	$1,093,312
100,000	First Data Corp., Series 144A, 5.00%, 1/15/2024	104,205
550,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	576,675
1,850,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	1,942,500
525,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	561,908
250,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	264,375
1,175,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	1,255,781
1,400,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	1,431,920
1,300,000	Infor US, Inc., 6.50%, 5/15/2022	1,354,431
925,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	934,250
825,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	846,656
525,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	575,531
175,000	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	183,400
50,000	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	52,996
575,000	NCR Corp., 6.375%, 12/15/2023	614,733
475,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	488,063
175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	181,475
375,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	382,313
75,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	81,585
825,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	878,625
150,000	Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	171,750
850,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	812,812
450,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	477,191
375,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	390,488
225,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	248,625
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	247,500
1,125,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	1,286,381
375,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	393,049
400,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	405,750
675,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	683,437
350,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	362,250
271,000	Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	287,429
	TOTAL	23,554,961
	Transportation Services—0.8%
75,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	75,281
750,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	785,625
550,000	HDTFS, Inc., 6.25%, 10/15/2022	525,250
125,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	113,125
350,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	361,813
	TOTAL	1,861,094
	Utility - Electric—2.2%
1,450,000	Calpine Corp., 5.75%, 1/15/2025	1,375,687
800,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	855,000
650,000	NRG Energy, Inc., 6.25%, 5/1/2024	679,250
175,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	181,344
525,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	552,562
375,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	404,063
104,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	107,016
1,075,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	1,123,375
10

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	$214,000
	TOTAL	5,492,297
	Wireless Communications—4.4%
225,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	239,063
875,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	947,187
525,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	514,831
225,000	MetroPCS Wireless, Inc., 6.125%, 1/15/2022	234,563
825,000	MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	873,469
1,725,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,865,156
350,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	392,875
875,000	Sprint Corp., 7.125%, 6/15/2024	986,562
1,350,000	Sprint Corp., 7.875%, 9/15/2023	1,569,375
475,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	547,437
850,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	917,745
375,000	T-Mobile USA, Inc., 6.625%, 4/1/2023	395,633
275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	290,469
225,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	242,820
550,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	587,400
325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	359,531
	TOTAL	10,964,116
	TOTAL CORPORATE BONDS (IDENTIFIED COST $231,688,099)	237,731,319
	REPURCHASE AGREEMENT—3.1%
7,730,000	Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $7,730,000)	7,730,000
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $239,418,099)[5]	245,461,319
	OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	1,711,384
	TOTAL NET ASSETS—100%	$247,172,703
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	Principal amount and interest were not paid upon final maturity.
5	At September 30, 2017, the cost of investments for federal tax purposes was $239,418,099. The net unrealized appreciation of investments for federal tax purposes was $6,043,220. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,081,257 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,038,037.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
11

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
12

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$237,731,319	$0	$237,731,319
Repurchase Agreement	—	7,730,000	—	7,730,000
TOTAL SECURITIES	$—	$245,461,319	$0	$245,461,319
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
13
Federated Kaufmann Fund II
Portfolio of Investments
September 30, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—83.3%
		Consumer Discretionary—9.2%
1,506	[1]	Amazon.com, Inc.	$1,447,793
3,730		Ctrip.com International Ltd., ADR	196,720
18,700	[1]	Dave & Buster's Entertainment, Inc.	981,376
35,500	[1]	Floor & Decor Holdings, Inc.	1,382,015
11,075		Hilton Worldwide Holdings, Inc.	769,159
10,000	[1]	JD.com, Inc., ADR	382,000
18,700		Las Vegas Sands Corp.	1,199,792
3,400	[1]	Mohawk Industries, Inc.	841,534
11,000		Moncler S.p.A	317,425
1,037,100		NagaCorp Limited	630,139
227	[1]	Priceline.com, Inc.	415,596
100,000		Samsonite International SA	428,473
12,430		Six Flags Entertainment Corp.	757,484
23,700		Starbucks Corp.	1,272,927
3,000		Vail Resorts, Inc.	684,360
14,600	[1,2]	Wingstop, Inc.	485,450
16,000	[1,2]	Yoox Net-A-Porter Group	627,954
		TOTAL	12,820,197
		Consumer Staples—1.1%
9,940	[1]	Blue Buffalo Pet Products, Inc.	281,799
3,700		Constellation Brands, Inc., Class A	737,965
21,200	[1,2]	elf Beauty, Inc.	478,060
		TOTAL	1,497,824
		Energy—0.5%
22,600		US Silica Holdings, Inc.	702,182
		Financials—6.3%
5,500		Affiliated Managers Group	1,044,065
96,075		Allied Irish Banks PLC	577,365
6,300		BlackRock, Inc.	2,816,667
24,400		CIT Group Holdings, Inc.	1,196,820
43,900		Chimera Investment Corp.	830,588
30,100	[1]	doBank S.p.A.	390,960
152,600		FinecoBank Banca Fineco SPA	1,352,685
21,270	[4]	Hamilton Lane, Inc.	571,099
		TOTAL	8,780,249
		Health Care—29.0%
7,500		Agilent Technologies, Inc.	481,500
4,700	[1]	Align Technology, Inc.	875,469
9,400	[1]	Alkermes, Inc.	477,896
1,200	[1]	Alnylam Pharmaceuticals, Inc.	140,988
21,100	[1]	Amphastar Pharmaceuticals, Inc.	377,057
44,994	[1,4]	arGEN-x N.V.	986,062
9,450	[1]	Argenx SE, ADR	212,058
142,420	[1,3]	BioNano Genomics, Inc.	0
23,800	[1]	Boston Scientific Corp.	694,246
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
13,800	[1]	Clementia Pharmaceuticals, Inc.	$233,082
130,000	[1,4]	ContraFect Corp.	144,300
3,000		Cooper Cos., Inc.	711,330
265,300	[1,4]	Corcept Therapeutics, Inc.	5,120,290
21,700		Danaher Corp.	1,861,426
220,470	[1,3,4]	Dyax Corp.	529,128
47,400	[1]	Dynavax Technologies Corp.	1,019,100
6,300	[1]	Edwards Lifesciences Corp.	688,653
16,245	[1,2]	Egalet Corp.	20,794
5,300	[1]	GW Pharmaceuticals PLC, ADR	537,897
12,700	[1]	Galapagos NV	1,292,492
21,100	[1]	Galapagos NV, ADR	2,146,925
10,300	[1]	Genmab A/S	2,276,660
14,544	[1,2]	Glaukos Corp.	479,952
120,194	[1]	Horizon Discovery Group PLC	365,495
3,600	[1]	IDEXX Laboratories, Inc.	559,764
4,500	[1]	Insulet Corp.	247,860
22,500	[1]	Intersect ENT, Inc.	700,875
155,287	[1,4]	Minerva Neurosciences, Inc.	1,180,181
23,200	[1]	Nektar Therapeutics	556,800
5,900	[1]	Nevro Corp.	536,192
10,000	[1]	Penumbra, Inc.	903,000
22,220	[1,2]	Poxel SA	138,410
247,662	[1,4]	Progenics Pharmaceuticals, Inc.	1,822,792
38,203	[1,2]	Protalix Biotherapeutics, Inc.	22,158
17,700	[1]	Repligen Corp.	678,264
16,400	[1]	SAGE Therapeutics, Inc.	1,021,720
83,400	[1,4]	SCYNEXIS, Inc.	200,994
16,200	[1]	Seres Therapeutics, Inc.	259,848
34,100	[1]	Spark Therapeutics, Inc.	3,040,356
28,534	[1,4,5]	SteadyMed Ltd.	97,015
2,945	[1,4,5]	SteadyMed Ltd.	9,218
59,406	[1,4]	SteadyMed Ltd.	202,776
4,300		Stryker Corp.	610,686
12,311	[1]	Tesaro, Inc.	1,589,350
8,000	[1]	Ultragenyx Pharmaceutical, Inc.	426,080
49,680	[1]	Veeva Systems, Inc.	2,802,449
23,800	[1]	Zogenix, Inc.	834,190
		TOTAL	40,113,778
		Industrials—7.0%
41,400		Air Lease Corp.	1,764,468
3,902		Alaska Air Group, Inc.	297,605
4,500	[1]	Dycom Industries, Inc.	386,460
4,960		Fortive Corp.	351,118
10,043		Heico Corp.	901,962
13,800		KAR Auction Services, Inc.	658,812
3,600		Raytheon Co.	671,688
8,400		Roper Technologies, Inc.	2,044,560
8,640	[1]	Verisk Analytics, Inc.	718,762
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
5,733	[1]	WageWorks, Inc.	$347,993
22,415	[1]	XPO Logistics, Inc.	1,519,289
		TOTAL	9,662,717
		Information Technology—23.4%
3,000	[1]	Adobe Systems, Inc.	447,540
94,100	[1]	Advanced Micro Devices, Inc.	1,199,775
9,500	[1]	Alibaba Group Holding Ltd., ADR	1,640,745
15,400		Amadeus IT Group S.A.	1,002,367
6,715		Broadcom Ltd.	1,628,656
6,100		Cognex Corp.	672,708
6,400	[1]	CoStar Group, Inc.	1,716,800
22,000	[1]	Coupa Software, Inc.	685,300
3,640	[1]	Delivery Hero GmbH	144,201
195,235		Evry AS	786,678
80,000	[1]	GDS Holdings Ltd., ADR	900,800
27,365	[1]	GoDaddy, Inc.	1,190,651
19,755	[1,2]	GrubHub, Inc.	1,040,298
39,000		Marvell Technology Group Ltd.	698,100
34,300	[1]	Microsemi Corp.	1,765,764
7,415	[1]	MindBody, Inc.	191,678
14,930	[1]	Q2 Holdings, Inc.	621,834
35,550	[1]	RADWARE Ltd.	599,373
12,330	[1]	RealPage, Inc.	491,967
4,400	[1]	Red Hat, Inc.	487,784
16,914		STMicroelectronics N.V., ADR	328,470
11,200	[1]	Salesforce.com, Inc.	1,046,304
26,700	[1]	ServiceNow, Inc.	3,138,051
9,700	[1]	Shopify, Inc.	1,129,953
37,000	[1]	Splunk, Inc.	2,457,910
1,100	[1]	Takeaway.com Holding BV	48,374
10,128	[1]	Tyler Technologies, Inc.	1,765,513
19,000	[1]	Vantiv, Inc.	1,338,930
25,300	[1]	Workday, Inc.	2,666,367
15,490	[1]	Zillow Group, Inc.	622,853
		TOTAL	32,455,744
		Materials—5.0%
7,840		Albemarle Corp.	1,068,670
3,900		Eagle Materials, Inc.	416,130
11,100	[1]	Ingevity Corp.	693,417
6,100		Martin Marietta Materials	1,258,003
24,074	[1]	PQ Group Holdings, Inc.	415,277
5,800		Sherwin-Williams Co.	2,076,632
12,230		Westlake Chemical Corp.	1,016,191
		TOTAL	6,944,320
		Real Estate—1.8%
7,300	[1]	CBRE Group, Inc.	276,524
10,300		Crown Castle International Corp.	1,029,794
9,800		MGM Growth Properties LLC	296,058
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
13,700		Ryman Hospitality Properties	$856,113
		TOTAL	2,458,489
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,363,999)	115,435,500
		CORPORATE BOND—0.0%
		Health Care—0.0%
$50,000		Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021 (IDENTIFIED COST $66,500)	45,838
		WARRANTS—0.1%
		Health Care—0.1%
42,500	[1,4]	ContraFect Corp., Warrants	19,134
87,500	[1,4]	ContraFect Corp., Warrants	29,610
21,060	[1,4]	SCYNEXIS, Inc., Warrants	26,748
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	75,492
		REPURCHASE AGREEMENTS—19.4%
23,733,000		Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase a security provided as collateral for $1,150,102,542 on 10/2/2017. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency securites maturing on 8/20/2045 and the market value of that underlying security was $1,173,104,593.	23,733,000
3,113,098		Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2045 and the market value of those underlying securities was $1,173,104,593 (purchased with proceeds from securities lending collateral).	3,113,098
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $26,846,098)	26,846,098
		TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $96,277,897)[7]	142,402,928
		OTHER ASSETS AND LIABILITIES - NET—(2.8)%[8]	(3,878,906)
		TOTAL NET ASSETS—100%	$138,524,022
At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	8	$1,006,440	December 2017	$(20,586)
The average notional value of short futures contracts held by the Fund throughout the period was $933,614. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2017, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loan	Market Value of Collateral
$3,002,135	$3,113,098
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (“the “Trustees”).
4	Affiliated companies.
4

An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 31, 2017, were as follows:

Affiliates	Balance of Shares Held 12/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
arGEN-x N.V.	34,394	10,600	—	44,994	$986,062	$235,136	$—	$—
ContraFect Corp.	42,500	87,500	—	130,000	144,300	(38,575)	—	—
ContraFect Corp.,Warrants	42,500	—	—	42,500	19,134	(19,856)	—	—
Corcept Therapeutics, Inc.	303,000	22,645	(60,345)	265,300	5,120,290	3,131,384	412,089	—
Dyax Corp.	220,470	—	—	220,470	529,128	284,406	—	—
*Dynavax Technologies Corp.	56,654	—	(9,254)	47,400	1,019,100	1,045,725	(143,514)	—
*Egalet Corp.	48,600	—	(32,355)	16,245	20,794	(52,757)	(171,036)	—
*Galapagos NV	16,400	—	(3,700)	12,700	1,292,492	340,054	230,032	—
*Galapagos NV, ADR	23,900	—	(2,800)	21,100	2,146,925	781,647	16,841	—
*Intersect ENT, Inc.	25,093	—	(2,593)	22,500	700,875	444,140	(4,732)	—
Hamilton Lane, Inc.	—	21,270	—	21,270	571,099	190,352	—	7,445
Minerva Neurosciences, Inc.	122,882	32,405	—	155,287	1,180,181	(512,532)	—	—
Progenics Pharmaceuticals, Inc.	275,600	10,567	(38,505)	247,662	1,822,792	(308,584)	(35,471)	—
*Protalix Biotherapeutics, Inc.	38,203	—	—	38,203	22,158	5,157	—	—
*Protalix Biotherapeutics, Inc., Conv. Bond, 7.50%, 11/15/2021	50,000	—	—	50,000	45,838	3,338	—	2,813
SCYNEXIS, Inc.	66,360	17,040	—	83,400	200,994	(40,578)	—	—
SCYNEXIS, Inc. Warrants	21,060	—	—	21,060	26,748	(11,979)	—	—
SteadyMed Ltd.	27,200	32,206	—	59,406	202,776	10,459	—	—
SteadyMed Ltd.	2,945	—	—	2,945	9,218	6,967	—	—
SteadyMed Ltd.	28,534	—	—	28,534	97,015	21,401	—	—
*Zogenix, Inc.	31,400	—	(7,600)	23,800	834,190	574,285	(59,189)	—
Affiliated issuers no longer in the portfolio at period end	—	—	—	—	—	(159,417)	(575,852)	—
TOTAL OF AFFILIATED COMPANIES	1,477,695	234,233	(157,152)	1,554,776	$16,992,109	$5,930,173	$(330,832)	$10,258
*	At September 30, 2017, the Fund no longer has ownership of at least 5% of the voting shares.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2017, these restricted securities amounted to $106,233, which represented 0.1% of total net assets.
Additional information on restricted securities held at September 30, 2017, is as follows:

Security	Acquisition Date	Cost	Market Value
SteadyMed Ltd.	7/29/2016	$89,311	$97,015
SteadyMed Ltd.	1/26/2015	$17,008	$9,218
6	7-day net yield.
7	At September 30, 2017, the cost of investments for federal tax purposes was $96,275,206. The net unrealized appreciation of investments for federal tax purposes was $46,104,445. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,038,942 and net unrealized depreciation from investments for those securities having an excess of cost over value of $934,497. The amounts presented are inclusive of derivative contracts.
8	Assets, other than investments in securities, less liabilities.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
5

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$92,215,964	$—	$529,128	$92,745,092
International	22,690,408	—	—	22,690,408
Debt Securities:
Warrants	—	75,492	—	75,492
Corporate Bond	—	45,838	—	45,838
Repurchase Agreements	—	26,846,098	—	26,846,098
TOTAL SECURITIES	$114,906,372	$26,967,428	$529,128	$142,402,928
Other Financial Instruments[1]
Liabilities	$(20,586)	$—	$—	$(20,586)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(20,586)	$—	$—	$(20,586)
1	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7
Federated Managed Volatility Fund II
Portfolio of Investments
September 30, 2017 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—40.1%
		Consumer Discretionary—2.8%
6,047		Best Buy Co., Inc.	$344,437
6,931		Block (H&R), Inc.	183,533
1,325	[1]	Charter Communications, Inc.	481,532
19,221		Comcast Corp., Class A	739,624
11,631		Extended Stay America, Inc.	232,620
82,623		Ford Motor Co.	988,997
36,126		General Motors Co.	1,458,768
3,552		Hasbro, Inc.	346,924
2,359		L Brands, Inc.	98,158
1,574		Lear Corp.	272,428
17,957	[1]	Liberty Expedia Holdings, Inc.	953,696
3,038	[1]	Liberty Sirius Group, Class C	127,201
184	[1]	Liberty Siriusxm Group	7,710
12,535	[1]	Liberty Ventures - Series A	721,389
19,930	[1]	Michael Kors Holdings Ltd.	953,651
13,279		Pulte Group, Inc.	362,915
10,135		Ralph Lauren Corp.	894,819
13,753		Royal Caribbean Cruises, Ltd.	1,630,281
16,631		Target Corp.	981,395
1,432		Tiffany & Co.	131,429
27,032		Time Warner, Inc.	2,769,428
4,821		Toll Brothers, Inc.	199,927
7,806		Twenty-First Century Fox, Inc.	205,922
14,520		Walt Disney Co.	1,431,236
		TOTAL	16,518,020
		Consumer Staples—3.5%
16,163		Archer-Daniels-Midland Co.	687,089
18,278		Bunge Ltd.	1,269,590
17,831		CVS Health Corp.	1,450,017
8,042		Campbell Soup Co.	376,526
767		Clorox Co.	101,175
17,553		Colgate-Palmolive Co.	1,278,736
39,256		Conagra Brands, Inc.	1,324,497
9,846		Kimberly-Clark Corp.	1,158,677
5,445		Kroger Co.	109,227
5,044		Mondelez International, Inc.	205,089
373		Nu Skin Enterprises, Inc.	22,932
2,182		PepsiCo, Inc.	243,140
38,647		Philip Morris International, Inc.	4,290,204
21,327		Pinnacle Foods, Inc.	1,219,265
35,712		Procter & Gamble Co.	3,249,078
36,642		Wal-Mart Stores, Inc.	2,863,206
14,520		Walgreens Boots Alliance, Inc.	1,121,234
		TOTAL	20,969,682

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—4.4%
21,709		Anadarko Petroleum Corp.	$1,060,485
2,185		Andeavor Logistics LP	225,383
1,199		Apache Corp.	54,914
28,658		Baker Hughes a GE Co. LLC	1,049,456
10,342		Cabot Oil & Gas Corp., Class A	276,648
39,724		Chevron Corp.	4,667,570
3,277		Cimarex Energy Co.	372,497
2,537	[1]	Concho Resources, Inc.	334,174
30,611		ConocoPhillips	1,532,081
4,754		Devon Energy Corp.	174,519
16,275		EOG Resources, Inc.	1,574,443
88,704		Exxon Mobil Corp.	7,271,954
13,173		Halliburton Co.	606,353
8,597		Hess Corp.	403,113
34,768		Kinder Morgan, Inc.	666,850
3,293		Marathon Oil Corp.	44,653
18,648		Marathon Petroleum Corp.	1,045,780
1,336		Noble Energy, Inc.	37,889
4,518		Pioneer Natural Resources, Inc.	666,586
26,688		Schlumberger Ltd.	1,861,755
1,521		Targa Resources Investments, Inc.	71,943
18,253		Valero Energy Corp.	1,404,203
22,873		Williams Companies, Inc.	686,419
		TOTAL	26,089,668
		Financials—10.4%
48,155		AGNC Investment Corp.	1,044,000
18,080		Aflac, Inc.	1,471,531
60,982		Ally Financial, Inc.	1,479,423
8,684		American Express Co.	785,555
21,499		American International Group, Inc.	1,319,824
12,181		Assurant, Inc.	1,163,529
3,950		Assured Guaranty Ltd.	149,113
4,928		BB&T Corp.	231,320
243,919		Bank of America Corp.	6,180,908
31,796	[1]	Berkshire Hathaway, Inc., Class B	5,828,843
10,578		Capital One Financial Corp.	895,534
65,404		Chimera Investment Corp.	1,237,444
1,324		Chubb Ltd.	188,736
70,987		Citigroup, Inc.	5,163,594
27,174		Discover Financial Services	1,752,180
55,707		First Horizon National Corp.	1,066,789
7,248		Goldman Sachs Group, Inc.	1,719,153
12,633		Hartford Financial Services Group, Inc.	700,247
83,033		JPMorgan Chase & Co.	7,930,482
5,998		Lazard Ltd., Class A	271,230
16,753		Lincoln National Corp.	1,231,010
44,241		Morgan Stanley	2,131,089
67,794		Navient Corp.	1,018,266
11,296	[1]	OneMain Holdings, Inc.	318,434

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
2,368		PNC Financial Services Group	$319,135
13,218		PacWest Bancorp	667,641
31,959		Popular, Inc.	1,148,607
19,299		Prudential Financial	2,051,870
11,265		Santander Consumer USA Holdings, Inc.	173,143
10,298		SunTrust Banks, Inc.	615,511
7,700		Synchrony Financial	239,085
21,613		The Bank of New York Mellon Corp.	1,145,921
14,718		The Travelers Cos, Inc.	1,803,249
125,175		Two Harbors Investment Corp.	1,261,764
27,967		U.S. Bancorp	1,498,752
88,361		Wells Fargo & Co.	4,873,109
34,023		XL Group Ltd.	1,342,207
		TOTAL	62,418,228
		Health Care—5.5%
10,634		Abbott Laboratories	567,430
5,464		Aetna, Inc.	868,831
4,142		Allergan PLC	848,903
13,967		Amgen, Inc.	2,604,147
7,036		Anthem, Inc.	1,335,996
20,671		Baxter International, Inc.	1,297,105
14,901		Bristol-Myers Squibb Co.	949,790
3,650		CIGNA Corp.	682,331
12,412	[1]	Centene Corp.	1,201,109
3,336		Cooper Cos., Inc.	790,999
4,586	[1]	Davita, Inc.	272,363
26,126	[1]	Endo International PLC	223,769
11,486		Gilead Sciences, Inc.	930,596
9,116	[1]	HCA Healthcare, Inc.	725,542
5,154		Humana, Inc.	1,255,669
46,912		Johnson & Johnson	6,099,029
2,918	[1]	Mallinckrodt PLC	109,046
15,055		Medtronic PLC	1,170,827
69,155		Merck & Co., Inc.	4,427,995
5,885		Mylan NV	184,612
128,553		Pfizer, Inc.	4,589,342
13,393		Quest Diagnostics, Inc.	1,254,121
4,231	[1]	Wellcare Health Plans, Inc.	726,632
		TOTAL	33,116,184
		Industrials—3.5%
1,880		AMETEK, Inc.	124,155
5,089		American Airlines Group, Inc.	241,677
10,633		Caterpillar, Inc.	1,326,041
2,924		Copa Holdings, Class A	364,126
11,273		Crane Co.	901,727
5,478		Cummins, Inc.	920,468
18,004		Delta Air Lines, Inc.	868,153
926		Dun & Bradstreet Corp.	107,796
9,607		Eaton Corp. PLC	737,722

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,487		Fluor Corp.	$62,603
93,796		General Electric Co.	2,267,987
1,880		Huntington Ingalls Industries, Inc.	425,707
14,182		Ingersoll-Rand PLC	1,264,609
2,015		Jacobs Engineering Group, Inc.	117,414
4,894		L3 Technologies, Inc.	922,176
13,159		Masco Corp.	513,333
1,997		Norfolk Southern Corp.	264,083
4,542		Orbital ATK, Inc.	604,813
1,175		OshKosh Truck Corp.	96,985
5,887		Owens Corning, Inc.	455,359
6,948		Parker-Hannifin Corp.	1,216,039
25,014		Pitney Bowes, Inc.	350,446
2,610		Roper Technologies, Inc.	635,274
13,060		Ryder Systems, Inc.	1,104,223
3,269		Spirit AeroSystems Holdings, Inc., Class A	254,067
2,437		Terex Corp.	109,714
1,016		Textron, Inc.	54,742
2,862		Union Pacific Corp.	331,906
4,132	[1]	United Continental Holdings, Inc.	251,556
24,599		United Technologies Corp.	2,855,452
12,016		Waste Management, Inc.	940,492
		TOTAL	20,690,845
		Information Technology—3.2%
1,666	[1]	Akamai Technologies, Inc.	81,168
36,242	[1]	Arris International PLC	1,032,535
69,864		Cisco Systems, Inc.	2,349,526
1,552		CoreLogic, Inc.	71,733
17,537		Cypress Semiconductor Corp.	263,406
2,863	[1]	Echostar Holding Corp.	163,850
2,566		Fidelity National Information Services, Inc.	239,639
26,588		HP, Inc.	530,696
61,603		Intel Corp.	2,345,842
6,118		International Business Machines Corp.	887,599
50,578		Juniper Networks, Inc.	1,407,586
74,271		Marvell Technology Group Ltd.	1,329,451
6,198	[1]	NXP Semiconductors NV	700,932
7,119		NetApp, Inc.	311,527
13,159	[1]	Nuance Communications, Inc.	206,859
61,023		Oracle Corp.	2,950,462
26,067		Qualcomm, Inc.	1,351,313
17,549	[1]	Synopsys, Inc.	1,413,221
14,284	[1]	Twitter, Inc.	240,971
15,632		Western Digital Corp.	1,350,605
1,056	[1]	Zynga, Inc.	3,992
		TOTAL	19,232,913
		Materials—1.1%
14,206		DowDuPont, Inc.	983,481
28,406		Freeport-McMoRan, Inc.	398,820

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
90,266		Graphic Packaging Holding Co.	$1,259,211
25,699		Huntsman Corp.	704,667
7,266		LyondellBasell Industries NV - Class - A	719,697
29,141		Newmont Mining Corp.	1,093,079
3,750		Praxair, Inc.	524,025
2,441		Royal Gold, Inc.	210,024
6,087		Sealed Air Corp.	260,037
11,498		WestRock Co.	652,281
		TOTAL	6,805,322
		Real Estate—2.0%
49,799		American Homes 4 Rent	1,081,136
2,676		Avalonbay Communities, Inc.	477,452
7,847	[1]	CBRE Group, Inc.	297,244
2,190		Camden Property Trust	200,276
3,445		CoreCivic, Inc.	92,223
13,051		DCT Industrial Trust, Inc.	755,914
9,074		Digital Realty Trust, Inc.	1,073,726
47,579		Duke Realty Corp.	1,371,227
40,580		Equity Commonwealth	1,233,632
543		Essex Property Trust, Inc.	137,938
30,649		GGP, Inc.	636,580
464		Gaming and Leisure Properties, Inc.	17,117
50,964		Host Hotels & Resorts, Inc.	942,324
12,573		Lamar Advertising Co., Class A	861,628
12,648		Park Hotels & Resorts, Inc.	348,579
4,344		ProLogis, Inc.	275,670
30,246		Rayonier, Inc.	873,807
1,524		Vornado Realty Trust	117,165
8,946		Welltower, Inc.	628,725
12,914		Weyerhaeuser Co.	439,463
		TOTAL	11,861,826
		Telecommunication Services—1.3%
137,474		AT&T, Inc.	5,384,857
23,701	[1]	Level 3 Communications, Inc.	1,263,026
3,630	[1]	T-Mobile USA, Inc.	223,826
2,281		Telephone and Data System, Inc.	63,617
16,502		Verizon Communications	816,684
		TOTAL	7,752,010
		Utilities—2.4%
56,577		AES Corp.	623,479
8,204		Ameren Corp.	474,519
21,741		American Electric Power Co., Inc.	1,527,088
5,256		Atmos Energy Corp.	440,663
28,382		CMS Energy Corp.	1,314,654
17,065	[1]	Calpine Corp.	251,709
48,805		CenterPoint Energy, Inc.	1,425,594
14,292		DTE Energy Co.	1,534,389
1,031		Dominion Energy, Inc.	79,315
330		Duke Energy Corp.	27,694

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
1,735		EverSource Energy	$104,863
31,223		MDU Resources Group, Inc.	810,237
6,522		NextEra Energy, Inc.	955,799
10,491		OGE Energy Corp.	377,991
19,693		PPL Corp.	747,349
15,595		Pinnacle West Capital Corp.	1,318,713
5,018		SCANA Corp.	243,323
6,106		UGI Corp.	286,127
5,715		Vectren Corp.	375,876
34,782		Xcel Energy, Inc.	1,645,884
		TOTAL	14,565,266
		TOTAL COMMON STOCKS (IDENTIFIED COST $221,855,399)	240,019,964
		ADJUSTABLE RATE MORTGAGE—0.0%
$11,395	[2]	Federal National Mortgage Association, 3.423%, 09/01/2037 (IDENTIFIED COST $11,477)	12,098
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
1,275,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	1,282,870
1,100,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	1,067,471
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	863,160
1,100,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.271%, 10/25/2026	1,141,173
988,523		Federal Home Loan Mortgage Corp. REMIC K062, Class A1, 3.032%, 09/25/2026	1,013,629
1,986,638		Federal Home Loan Mortgage Corp. REMIC K063, Class A1, 3.045%, 08/25/2026	2,046,140
308,584	[2]	Federal National Mortgage Association REMIC 2006-117, Class GF, 1.587% (1-month USLIBOR +0.350%), 12/25/2036	308,761
282,466	[2]	Federal National Mortgage Association REMIC 2012-1, Class F, 1.687% (1-month USLIBOR +0.450%), 02/25/2042	283,578
1,500,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,445,306
980,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.641%, 09/10/2047	1,022,090
1,500,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,505,612
1,500,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	1,555,375
590,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	599,067
495,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	502,747
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,830,556)	14,636,979
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Financials—0.4%
1,050,000		FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	1,078,177
790,000		FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	791,535
750,000		Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	745,979
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,470,598)	2,615,691
		CORPORATE BONDS—14.1%
		Airport—0.0%
150,000		Aeropuertos Argentina 200, Sec. Fac. Bond, Series 144A, 6.875%, 02/01/2027	160,275
		Automotive—0.1%
200,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 3.100%, 04/05/2022	199,154
200,000		T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.125%, 09/29/2023	201,000
		TOTAL	400,154
		Banking—3.3%
200,000		Access Bank PLC, Sr. Unsecd. Note, Series REGS, 10.500%, 10/19/2021	221,878
200,000		Alfa Bank (Alfa Bond), Sub. Note, Series REGS, 7.500%, 09/26/2019	212,983

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Banking—continued
$195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	$198,440
200,000		BBVA Banco Continental, Series REGS, 5.000%, 08/26/2022	218,500
300,000	[2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.350%, (5-year Constant Maturity Treasury +3.000%) 11/12/2029	305,250
200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.500%, 03/10/2021	221,500
200,000		Banco Bradesco (Cayman), Sub. Note, Series REGS, 5.750%, 03/01/2022	214,720
100,000	[2]	Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, (3-month USLIBOR +8.167%) 11/06/2069	114,125
100,000		Banco de Credito del Peru, Series REGS, 6.125%, 04/24/2027	111,000
100,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/07/2020	105,569
219,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	215,934
500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.750%, 10/07/2020	550,300
200,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 09/27/2022	210,160
250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	255,490
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	182,872
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	310,626
510,000		Bank of China Ltd., 5.000%, Series 144A, 11/13/2024	549,032
600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.000%, 11/13/2024	645,920
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	200,902
200,000		CBQ Finance Ltd, Subordinated Note, Series REGS, 7.500%, 11/18/2019	214,450
150,000		Caixa Economica Federal, 4.250%, Series REGS, 05/13/2019	153,225
300,000		China Construction Bank Corp., Sub. Note, Series EMTN, 4.250%, 08/20/2024	307,218
570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	572,061
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.550%, 05/13/2021	251,200
350,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	349,710
200,000		Credit Bank of Moscow, Sub. Note, Series 144A, 7.500%, 10/05/2027	176,197
200,000		Dib Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 07/20/2166	209,350
300,000		Emirates NBD Tier 1 Ltd., 5.750%, 05/29/2049	305,948
200,000		Export Credit Bank of Turkey, Sr. Unsecd. Note, Series 144A, 4.250%, 09/18/2022	197,736
600,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	600,420
200,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.800%, 09/16/2025	205,688
750,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/02/2019	772,295
200,000		Finansbank AS, Sr. Unsecd. Note, Series 144A, 4.875%, 05/19/2022	200,005
200,000		Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.500%, 10/20/2021	205,200
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	665,597
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	418,932
200,000		Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series 144A, 5.004%, 04/06/2023	205,552
200,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	205,177
250,000		ICICI Bank Ltd., Series REGS, 5.750%, 11/16/2020	272,680
500,000		Industrial and Commercial Bank of China Ltd., Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	504,032
400,000	[2]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.000%, (5-year Constant Maturity Treasury +4.382%) 12/29/2049	417,634
200,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series REGS, 2.000%, 04/23/2020	197,295
300,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.500%, 08/06/2022	316,590
300,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 6.200%, 12/21/2021	325,650
850,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	868,524
300,000		Korea Development Bank, Sr. Unsecd. Note, 2.250%, 05/18/2020	297,606
200,000		MTN Mauritius Investment, Sr. Unsecd. Note, Series 144A, 5.373%, 02/13/2022	207,654
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	200,767
250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	300,073
275,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	287,812

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Banking—continued
$250,000		Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.500%, 01/24/2027	$272,520
250,000	[2]	QIB Sukuk Ltd., Sr. Unsecured Note, 2.681%, (3-month USLIBOR +1.500%) 08/18/2019	248,824
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	255,625
200,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.500%, 02/26/2024	204,527
300,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 03/16/2023	314,102
300,000	[2]	Turkiye Garanti Bankasi AS, Sub. Note, Series 144A, (5-year USD Swap Semi 30/360 +4.220%), 6.125%, 05/24/2027	301,147
300,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.750%, 02/11/2021	295,522
200,000		Turkiye Is Bankasi, Series REGS, 5.500%, 04/21/2019	205,400
300,000		Turkiye Is Bankasi, Subordinated Note, Series 144A, 7.000%, 06/29/2028	303,760
200,000		Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.000%, 10/31/2018	202,900
200,000		Turkiye Vakiflar Bankasi T.A.O., Subordinated Note, Series REGS, 6.000%, 11/01/2022	201,228
230,000		Turkiye Vakiflar Bankasi, Sr. Unsecd. Note, Series 144A, 5.500%, 10/27/2021	235,174
200,000		United Bank for Africa PLC, Sr Unsecured Note, Series REGS, 7.750%, 06/08/2022	199,603
300,000	[2]	VTB Bank OJSC, Series REGS, (10-year Constant Maturity Treasury +8.067%), 9.50%, 12/29/2049	338,498
200,000		Wanda Properties International, Sr. Unsecd. Note, 7.250%, 01/29/2024	200,077
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	293,084
200,000		Yapi ve Kredi Bankasi A.S, Sr. Unsecd. Note, Series 144A, 5.850%, 06/21/2024	201,638
200,000		Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 05/30/2022	207,127
		TOTAL	19,938,235
		Building & Development—0.0%
100,000		Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	38,250
		Capital Goods - Aerospace & Defense—0.1%
250,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	254,338
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	398,524
200,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 03/15/2027	202,246
		TOTAL	855,108
		Capital Goods - Building Materials—0.1%
50,000		Allegion US Holdings Co., Sr. Unsecd. Note, 3.200%, 10/01/2024	49,863
90,000		Allegion US Holdings Co., Sr. Unsecd. Note, 3.550%, 10/01/2027	89,581
165,000		Masco Corp., Sr Unsecured Note, Series 0, 4.500%, 05/15/2047	166,025
		TOTAL	305,469
		Capital Goods - Diversified Manufacturing—0.1%
300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.250%, 03/01/2027	302,673
		Chemicals & Plastics—0.4%
200,000		Albemarle Corp., 4.150%, 12/01/2024	211,834
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	232,670
200,000		Braskem Finance Ltd., 6.450%, 02/03/2024	226,400
250,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 04/25/2024	270,025
200,000		PTT Global Chemical PCL, Series REGS, 4.250%, 09/19/2022	211,852
200,000		Phosagro OAO via Phosagro, Sr. Unsecd. Note, Series 144A, 3.950%, 11/03/2021	203,312
450,000		Sherwin-Williams Co., Sr. Unsecd. Note, 4.400%, 02/01/2045	447,642
250,000		Sinochem Overseas Capital Co. Ltd., Company Guarantee, Series REGS, 4.500%, 11/12/2020	264,854
		TOTAL	2,068,589
		Communication - Cable & Satellite—0.2%
250,000		CCO Safari II LLC, 6.484%, 10/23/2045	294,821
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	199,431
350,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	355,105

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communication - Cable & Satellite—continued
$300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 09/01/2041	$312,382
	TOTAL	1,161,739
	Communications - Media & Entertainment—0.2%
300,000	CBS Corp., 4.900%, 08/15/2044	312,251
250,000	Discovery Communications, Sr. Unsecd. Note, 4.900%, 03/11/2026	267,254
400,000	Viacom, Inc., Sr. Unsecd. Note, 5.850%, 09/01/2043	412,240
300,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 09/07/2042	313,160
	TOTAL	1,304,905
	Communications - Telecom Wireless—0.1%
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	331,374
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	363,109
	TOTAL	694,483
	Communications - Telecom Wirelines—0.3%
700,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	709,567
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	198,759
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	552,481
	TOTAL	1,460,807
	Conglomerates—0.0%
100,000	Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 04/04/2027	105,264
	Consumer Cyclical - Automotive—0.2%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	202,149
170,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	167,188
350,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	355,163
200,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	201,024
	TOTAL	925,524
	Consumer Cyclical - Retailers—0.1%
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	187,010
140,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	145,729
	TOTAL	332,739
	Consumer Cyclical - Services—0.1%
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	78,642
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	204,795
	TOTAL	283,437
	Consumer Non-Cyclical - Food/Beverage—0.3%
200,000	Becle SA de CV, Sr. Unsecd. Note, Series 144A, 3.750%, 05/13/2025	202,207
100,000	BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.250%, 01/28/2020	107,750
100,000	Cosan Overseas Ltd., 8.250%, 11/29/2049	102,250
200,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	194,398
200,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 06/27/2044	202,597
200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	207,096
90,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	92,006
50,000	JBS USA LLC/JBS USA Fina, Sr. Unsecd. Note, Series 144A, 7.250%, 06/01/2021	51,250
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	137,752
150,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 07/15/2026	146,101
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	137,501
200,000	Sigma Alimentos SA, Sr. Unsecd. Note, Series 144A, 4.125%, 05/02/2026	203,000
50,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	51,766
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	96,242

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$140,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 06/02/2047	$150,347
	TOTAL	2,082,263
	Consumer Non-Cyclical - Health Care—0.1%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	207,296
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	210,547
120,000	Medtronic Global Holdings, Sr. Unsecd. Note, 3.350%, 04/01/2027	123,440
	TOTAL	541,283
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
100,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	102,762
100,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	112,077
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.750%, 03/15/2045	72,812
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	188,535
200,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 02/01/2045	215,286
200,000	Teva Pharmaceutical Finance, Sr. Unsecd. Note, 3.150%, 10/01/2026	184,661
175,000	Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.950%, 12/18/2022	170,131
	TOTAL	1,046,264
	Consumer Non-Cyclical - Products—0.0%
200,000	Reckitt Benckiser Treasury, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	197,983
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	189,444
	Consumer Non-Cyclical - Tobacco—0.1%
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	362,930
	Consumer Products—0.0%
62,000	Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 07/03/2021	69,797
	Energy - Independent—0.3%
300,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	335,029
400,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	411,786
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	318,349
200,000	Hess Corp., Sr. Unsecd. Note, 3.500%, 07/15/2024	195,821
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	298,293
	TOTAL	1,559,278
	Energy - Integrated—0.1%
110,000	BP Capital Markets PLC, 3.119%, 05/04/2026	110,040
185,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 09/19/2027	184,878
300,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	313,457
90,000	Shell International Finance, Sr. Unsecd. Note, 2.875%, 05/10/2026	89,376
75,000	Shell International Finance, Sr. Unsecd. Note, 4.000%, 05/10/2046	76,001
	TOTAL	773,752
	Energy - Midstream—0.3%
175,000	Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	177,638
300,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	315,297
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	462,432
240,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	244,727
200,000	ONEOK, Inc., Sr Unsecured Note, Series 0, 4.950%, 07/13/2047	201,189
120,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	120,386
200,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	204,650
200,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	209,516
	TOTAL	1,935,835

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Oil Field Services—0.0%
$200,000	Weatherford International Ltd., 7.000%, 03/15/2038	$179,000
	Energy - Refining—0.1%
200,000	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	217,949
220,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	240,553
300,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 03/15/2025	308,179
	TOTAL	766,681
	Farming & Agriculture—0.2%
1,000,000	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 05/24/2023	1,006,302
	Finance—0.2%
300,000	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.750%, 07/15/2025	323,250
200,000	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.250%, 07/15/2029	211,750
200,000	Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	208,204
200,000	Latam Finance Ltd., Sr. Unsecd. Note, Series 144A, 6.875%, 04/11/2024	212,800
200,000	MAF Global Securities, Jr. Sub. Note, 5.500%, 09/07/2065	207,703
150,000	SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 04/11/2027	153,000
	TOTAL	1,316,707
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	229,139
200,000	Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	222,480
400,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	409,654
200,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	202,194
	TOTAL	1,063,467
	Financial Institution - Finance Companies—0.1%
200,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	203,520
200,000	GE Capital International, Sr. Unsecd. Note, 3.373%, 11/15/2025	207,044
	TOTAL	410,564
	Financial Institution - Insurance - Life—0.2%
350,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	369,082
350,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	370,343
150,000	Massachusetts Mutual Life, Sub. Note, Series 144A, 4.900%, 04/01/2077	162,867
300,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	331,635
	TOTAL	1,233,927
	Financial Institution - Insurance - P&C—0.2%
200,000	Liberty Mutual Group, Inc., 4.850%, Series 144A, 08/01/2044	218,311
500,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	831,631
	TOTAL	1,049,942
	Financial Institution - REIT - Apartment—0.1%
200,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	202,175
200,000	UDR, Inc., 3.750%, 07/01/2024	206,312
	TOTAL	408,487
	Financial Institution - REIT - Healthcare—0.1%
300,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 01/15/2021	322,082
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	199,783
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	102,393
	TOTAL	624,258
	Financial Institution - REIT - Office—0.1%
350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	364,149

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.0%
$250,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	$262,220
		Financial Institution - REIT - Retail—0.0%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	192,187
		Financial Intermediaries—0.2%
200,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	205,940
200,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.250%, 06/03/2021	199,533
200,000		Investcorp SA, Series 144A, 8.250%, 11/01/2017	201,553
250,000		Ooredoo International Fin, Sr. Unsecd. Note, Series REGS, 5.000%, 10/19/2025	273,490
		TOTAL	880,516
		Forest Products—0.0%
200,000		Bahia SUL Holdings Gmbh, Sr. Unsecd. Note, Series 144A, 5.750%, 07/14/2026	215,360
		Government Agency—0.0%
200,000		Banco Nacional de Desenvo, Sr. Unsecd. Note, Series 144A, 4.750%, 05/09/2024	202,300
		Home Products & Furnishings—0.0%
200,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.000%, 04/03/2023	206,406
		Industrial Products & Equipment—0.0%
200,000		Cemex Finance LLC, Series REGS, 6.000%, 04/01/2024	212,500
		Metals & Mining—0.6%
110,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	116,353
100,000		CSN Resources SA, Sr. Unsecd. Note, Series REGS, 6.500%, 07/21/2020	88,500
200,000		Chinalco Capital Holdings, Sr. Unsecd. Note, 4.000%, 08/25/2021	202,439
300,000		Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 07/17/2042	300,063
100,000		Codelco, Inc., Sr. Unsecd. Note, Series 144A, 6.150%, 10/24/2036	123,201
200,000		Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 03/20/2023	205,900
200,000		Fresnillo PLC, Series REGS, 5.500%, 11/13/2023	221,800
200,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 5.893%, 04/29/2024	215,200
200,000		JSW Steel Ltd., Sr. Unsecd. Note, 5.250%, 04/13/2022	205,973
200,000		Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.850%, 05/02/2024	203,518
75,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 04/23/2025	77,692
200,000		Southern Copper Corp., Sr. Unsecd. Note, 5.250%, 11/08/2042	212,761
150,000		Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 04/23/2045	171,608
275,000		Vale Overseas Ltd., 4.375%, 01/11/2022	287,359
110,000		Vale Overseas Ltd., 6.875%, 11/21/2036	126,500
100,000		Vale Overseas Ltd., Sr. Unsecd. Note, 5.875%, 06/10/2021	110,375
20,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.250%, 08/10/2026	22,800
40,000		Vale Overseas Ltd., Sr. Unsecd. Note, 8.250%, 01/17/2034	50,650
200,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series 144A, 6.125%, 08/09/2024	203,339
115,000		Worthington Industries, Inc., Sr Unsecured Note, Series 0, 4.300%, 08/01/2032	115,976
		TOTAL	3,262,007
		Oil & Gas—2.2%
390,335	[1,3,4]	Afren PLC, Series 144A, 6.625%, 12/09/2020	0
195,167	[1,3,4,5]	Afren PLC, Series REGS, 11.500%, 02/01/2016	0
200,000		China Oil & Gas Group Ltd, Sr. Unsecd. Note, 5.000%, 05/07/2020	205,760
1,000,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	1,065,891
500,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.700%, 11/25/2019	504,220
150,000		Ecopetrol SA, Sr. Unsecd. Note, 4.125%, 01/16/2025	150,750
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 06/26/2026	106,750
100,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 05/28/2045	98,125

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Oil & Gas—continued
$117,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 09/18/2023	$130,221
200,000	Empresa Nacional del Petroleo, Sr. Unsecd. Note, Series 144A, 4.500%, 09/14/2047	192,900
200,000	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.000%, 03/03/2022	198,775
200,000	Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.950%, 02/06/2028	204,793
500,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series 144A, 4.950%, 03/23/2027	513,250
200,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series 144A, 4.750%, 04/19/2027	203,236
200,000	KazMunayGas National Co. JSC, Sr. Unsecd. Note, Series 144A, 5.750%, 04/19/2047	197,684
374,000	ONGC Videsh Ltd., 3.750%, 05/07/2023	383,747
150,000	Pemex Project Funding Master Trust, Sr. Unsecd. Note, 6.625%, 06/15/2038	159,975
200,000	Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 05/20/2043	215,696
200,000	Pertamina Persero PT, Series 144A, 4.300%, 05/20/2023	210,433
150,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 06/05/2115	143,288
100,000	Petrobras Global Finance, Sec. Fac. Bond, 7.250%, 03/17/2044	104,500
400,000	Petrobras Global Finance, Sr. Unsecd. Note, 7.375%, 01/17/2027	441,200
300,000	Petrobras Global Finance, Sr. Unsecd. Note, 8.750%, 05/23/2026	361,125
306,000	Petrobras Global Finance, Sr. Unsecd. Note, Series 144A, 5.299%, 01/27/2025	305,924
842,000	Petrobras Global Finance, Sr. Unsecd. Note, Series 144A, 5.999%, 01/27/2028	843,052
150,000	Petroleos De Venezuela SA, 1st Lien, Series 144A, 8.500%, 10/27/2020	124,875
200,000	Petroleos de Venezuela, SA, 5.500%, 04/12/2037	61,000
850,000	Petroleos de Venezuela, SA, Sr. Unsecd. Note, Series REGS, 6.000%, 11/15/2026	261,375
520,000	Petroleos de Venezuela, SA, Unsecd. Note, Series REGS, 6.000%, 05/16/2024	159,380
100,000	Petroleos Mexicanos, 5.500%, 06/27/2044	93,500
150,000	Petroleos Mexicanos, 6.500%, 06/02/2041	157,200
375,000	Petroleos Mexicanos, Sr Unsecured Note, Series 144A, 6.500%, 03/13/2027	416,813
200,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 01/23/2026	200,160
450,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	467,775
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/24/2022	630,750
410,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	418,200
270,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 08/04/2026	307,800
100,000	Petroleum Co. of Trinidad, Sr. Unsecd. Note, Series REGS, 9.750%, 08/14/2019	106,303
200,000	Puma International Financing SA, Series REGS, 6.750%, 02/01/2021	206,603
250,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 02/10/2045	268,567
200,000	Rosneft Oil Co., Series 144A, 4.199%, 03/06/2022	201,917
500,000	Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/29/2019	506,783
200,000	Sinopec Group Overseas Development, Sr. Unsecd. Note, Series 144A, 2.000%, 09/29/2021	195,602
800,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.250%, 04/28/2025	802,439
396,000	Sinopec Group Overseas Development 2016 Ltd., Sr. Unsecd. Note, Series REGS, 3.500%, 05/03/2026	401,071
200,000	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 03/24/2026	225,671
200,000	Transport de Gas Peru, Series 144A, 4.250%, 04/30/2028	208,000
	TOTAL	13,363,079
	Printing & Publishing—0.0%
200,000	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.850%, 07/06/2027	207,300
	Real Estate—0.3%
300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	313,161
200,000	Country Garden Holdings, Sr. Unsecd. Note, 7.500%, 03/09/2020	210,744
200,000	Ezdan Sukuk Co. Ltd., Sr. Unsecd. Note, 4.875%, 04/05/2022	192,602
400,000	Franshion Brilliant Ltd., 5.750%, 03/19/2019	417,395
300,000	Franshion Brilliant Ltd., Sub. Note, 5.750%, 12/29/2049	314,085

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Real Estate—continued
$200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 01/23/2022	$209,445
	TOTAL	1,657,432
	Retailers—0.1%
200,000	Golden Eagle Retail Group, Sr. Unsecd. Note, Series REGS, 4.625%, 05/21/2023	192,500
100,000	InRetail Consumer, Sr. Unsecd. Note, Series 144A, 5.250%, 10/10/2021	103,750
200,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 04/29/2026	201,205
200,000	Saci Falabella, Series REGS, 3.750%, 04/30/2023	205,957
	TOTAL	703,412
	Sovereign—0.1%
200,000	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 2.894%, 04/20/2022	200,900
200,000	KSA Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 3.628%, 04/20/2027	204,084
	TOTAL	404,984
	State/Provincial—0.4%
400,000	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.950%, 02/19/2021	447,080
200,000	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 6.900%, 11/01/2027	206,646
800,000	Provincia De Buenos Aires, Series REGS, 10.875%, 01/26/2021	920,000
700,000	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 06/15/2027	758,660
150,000	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.450%, 09/01/2024	162,868
150,000	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.125%, 08/01/2027	157,116
	TOTAL	2,652,370
	Technology—0.3%
600,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	608,144
400,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 09/12/2027	396,996
70,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 4.420%, 06/15/2021	73,548
260,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 6.020%, 06/15/2026	289,123
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	122,200
100,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 08/08/2026	97,013
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 02/12/2055	255,123
150,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	151,173
	TOTAL	1,993,320
	Technology Services—0.2%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	830,420
500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.800%, 02/11/2025	524,185
	TOTAL	1,354,605
	Telecommunications & Cellular—0.3%
200,000	America Movil S.A.B. de C.V., Company Guarantee, 5.000%, 03/30/2020	214,145
200,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 04/15/2021	195,978
200,000	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.250%, 04/26/2023	227,277
300,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 03/08/2022	316,125
200,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.500%, 10/27/2021	210,069
300,000	Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 05/19/2025	312,177
200,000	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.950%, 06/16/2024	205,156
	TOTAL	1,680,927
	Transportation—0.1%
200,000	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.950%, 01/19/2022	205,907
200,000	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 07/05/2034	221,000
	TOTAL	426,907

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—0.1%
$175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 04/01/2025	$177,880
350,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	340,446
	TOTAL	518,326
	Transportation - Services—0.1%
280,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 02/15/2045	279,421
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	256,874
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	259,336
	TOTAL	795,631
	Utilities—0.9%
200,000	Abu Dhabi National Energy, Sr. Unsecd. Note, Series REGS, 4.375%, 06/22/2026	207,014
200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	200,295
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	316,981
200,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	202,261
375,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	393,281
200,000	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	247,217
65,000	Enersis Americas SA, Sr. Unsecd. Note, 4.000%, 10/25/2026	66,391
400,000	Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	406,949
250,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	251,742
150,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	144,657
53,000	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.750%, 01/20/2022	58,045
200,000	Inkia Energy Ltd., Series REGS, 8.375%, 04/04/2021	206,760
490,000	Israel Electric Corp. Ltd., Series REGS, 7.250%, 01/15/2019	519,767
100,000	Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	111,760
200,000	Majapahit Holding BV, Series REGS, 7.875%, 06/29/2037	269,500
200,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 5.625%, 08/10/2037	209,662
110,000	National Rural Utilities, Sr. Unsecd. Note, 2.950%, 02/07/2024	111,086
400,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	414,698
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	68,557
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	295,481
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	247,501
120,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	131,284
200,000	State Grid Overseas Investment 2016 Ltd., 3.500%, Series 144A, 05/04/2027	204,094
140,000	Virginia Electric & Power, Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	145,408
	TOTAL	5,430,391
	TOTAL CORPORATE BONDS (IDENTIFIED COST $82,005,301)	84,142,144
	FOREIGN GOVERNMENTS/AGENCIES—4.5%
	Sovereign—4.5%
100,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 01/26/2022	104,900
150,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 01/26/2027	162,000
700,000	Argentina, Government of, Sr. Unsecd. Note, 7.500%, 04/22/2026	785,750
200,000	Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/08/2020	228,300
200,000	Bahrain, Government of, Series REGS, 5.500%, 03/31/2020	207,400
200,000	Belarus, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 06/29/2027	223,225
30,000	Belize, Government of, Sr. Unsecd. Note, Series 144A, 4.938%, 02/20/2034	18,600
200,000	Brazil, Government of, Sr. Unsecd. Note, 5.625%, 01/07/2041	201,500
1,200,000	Brazil, Government of, Sr. Unsecd. Note, 6.000%, 04/07/2026	1,332,000
330,000	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.500%, 11/19/2025	389,250
200,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 04/25/2027	203,200

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$400,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 07/12/2021	$426,800
200,000	Colombia, Government of, Sr. Unsecd. Note, 5.000%, 06/15/2045	205,750
300,000	Costa Rica, Government of, Series REGS, 4.375%, 04/30/2025	295,500
300,000	Croatia, Government of, Sr. Unsecd. Note, Series REGS, 5.500%, 04/04/2023	332,954
250,000	Dominican Republic, Government of, 5.875%, Series 144A, 04/18/2024	271,250
200,000	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.500%, 01/27/2025	211,500
150,000	Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.450%, 04/30/2044	178,687
200,000	Dubai, Government of, Series EMTN, 5.250%, 01/30/2043	205,000
200,000	Ecuador, Government of, Series 144A, 7.950%, 06/20/2024	197,750
200,000	Ecuador, Government of, Series REGS, 7.950%, 06/20/2024	197,750
265,000	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 01/31/2022	274,246
400,000	Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.500%, 01/31/2047	445,663
150,000	El Salvador, Government of, Series REGS, 7.625%, 02/01/2041	153,375
50,000	El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 02/28/2029	56,125
150,000	El Salvador, Government of, 6.375%, Series 144A, 01/18/2027	148,500
200,000	Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	205,478
200,000	Gabon, Government of, Series REGS, 6.375%, 12/12/2024	195,064
200,000	Ghana, Government of, Series REGS, 7.875%, 08/07/2023	212,294
200,000	Ghana, Government of, Sr. Unsecd. Note, Series REGS, 9.250%, 09/15/2022	222,260
200,000	Honduras, Government of, Series REGS, 8.750%, 12/16/2020	227,894
156,000	Hungary, Government of, 4.125%, 02/19/2018	157,404
780,000	Indonesia, Government of, Series 144A, 3.375%, 04/15/2023	793,026
600,000	Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	675,576
200,000	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 3.850%, 07/18/2027	205,528
400,000	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.550%, 03/29/2026	425,500
200,000	Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 4.750%, 01/08/2026	218,065
200,000	Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.250%, 01/17/2042	223,038
400,000	Indonesia, Government of, Unsecd. Note, Series 144A, 4.350%, 09/10/2024	424,000
400,000	Israel, Government of, Sr. Unsecd. Note, 2.875%, 03/16/2026	403,693
189,140	Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.750%, 12/31/2032	185,467
200,000	Jamaica, Government of, Sr. Unsecd. Note, 6.750%, 04/28/2028	230,500
200,000	Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	204,584
200,000	Kuwait, Government of, Sr. Unsecd. Note, Series 144A, 3.500%, 03/20/2027	205,700
450,000	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 10/04/2022	449,262
250,000	Lebanon, Government of, Sr. Unsecd. Note, 6.750%, 11/29/2027	246,175
300,000	Lebanon, Government of, Sr. Unsecd. Note, Series GMTN, 5.450%, 11/28/2019	300,840
200,000	Lebanon, Government of, Sr. Unsecd. Note, Series GMTN, 6.250%, 11/04/2024	196,018
700,000	Mexico, Government of, Series MTN, 4.750%, 03/08/2044	721,350
600,000	Mexico, Government of, Sr. Secd. Note, 4.350%, 01/15/2047	583,500
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.150%, 03/28/2027	315,315
200,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.375%, 03/08/2027	205,483
300,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.500%, 03/08/2047	308,435
300,000	Panama, Government of, Sr. Unsecd. Note, 3.750%, 03/16/2025	313,500
200,000	Paraguay, Government of, 6.100%, Series 144A, 08/11/2044	224,500
100,000	Peru, Government of, Bond, 8.750%, 11/21/2033	157,400
200,000	Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	252,500
400,000	Philippines, Government of, Sr. Unsecd. Note, 3.950%, 01/20/2040	414,257
300,000	Qatar, Government of, 4.625%, Series 144A, 06/02/2046	314,418
200,000	Qatar, Government of, Sr. Unsecd. Note, Series REGS, 4.625%, 06/02/2046	209,612

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$400,000	Romania, Government of, Series REGS, 4.375%, 08/22/2023	$428,835
200,000	Russia, Government of, Sr. Unsecd. Note, Series 144A, 4.750%, 05/27/2026	212,000
400,000	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.250%, 06/23/2047	408,661
300,000	Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 3.625%, 03/04/2028	299,238
200,000	Saudi Arabia, Government of, Sr Unsecured Note, Series REGS, 4.500%, 10/26/2046	199,576
300,000	Senegal, Government of, Unsecd. Note, Series 144A, 6.250%, 05/23/2033	308,487
600,000	Serbia, Government of, Series 144A, 7.250%, 09/28/2021	692,700
200,000	South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	184,040
200,000	South Africa, Government of, Sr. Unsecd. Note, 5.650%, 09/27/2047	198,784
200,000	South Africa, Government of, 5.875%, 05/30/2022	219,587
200,000	Sri Lanka, Government of, Series REGS, 6.850%, 11/03/2025	219,555
200,000	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.200%, 05/11/2027	209,811
300,000	Sri Lanka, Government of, Sr. Unsecd. Note, Series REGS, 5.875%, 07/25/2022	319,522
200,000	Turkey, Government of, 3.250%, 03/23/2023	190,154
400,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 04/14/2026	384,264
600,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 04/16/2043	532,796
200,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 05/11/2047	196,616
300,000	Turkey, Government of, Sr. Unsecd. Note, 6.000%, 03/25/2027	322,032
200,000	Ukraine, Government of, Sr. Unsecd. Note, Series 144A, 7.375%, 09/25/2032	194,750
160,000	Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2020	169,600
400,000	Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2022	424,152
100,000	Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.750%, 09/01/2024	104,375
140,000	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2020	148,400
110,000	Ukraine, Government of, Unsecd. Note, Series 144A, 7.750%, 09/01/2024	114,813
110,000	Ukraine, Government of, Unsecd. Note, Series GDP., 1.000%, 05/31/2040	59,235
100,000	Ukraine, Government of, Unsecd. Note, Series REGS, 7.750%, 09/01/2019	105,375
580,000	Uruguay, Government of, Sr. Unsecd. Note, 5.100%, 06/18/2050	611,610
1,600,000	Venezuela, Government of, 7.000%, 03/31/2038	532,320
200,000	Vietnam, Government of, Sr. Unsecd. Note, Series REGS, 4.800%, 11/19/2024	213,671
300,000	Zambia, Government of, Series 144A, 8.970%, 07/30/2027	325,710
400,000	Zambia, Government of, Series REGS, 5.375%, 09/20/2022	380,728
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,890,263)	26,996,008
	MORTGAGE-BACKED SECURITIES—16.2%
	Federal Home Loan Mortgage Corporation—4.7%
2,817,319	Federal Home Loan Mortgage Corp. Pool A88745, 4.500%, 30 Year, 10/01/2037	3,045,847
439,299	Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/01/2040	455,161
405,406	Federal Home Loan Mortgage Corp. Pool G08554, 3.500%, 30 Year, 10/01/2043	419,664
923,115	Federal Home Loan Mortgage Corp. Pool G08563, 4.000%, 30 Year, 01/01/2044	976,402
725,129	Federal Home Loan Mortgage Corp. Pool G08567, 4.000%, 30 Year, 01/01/2044	763,361
1,468,204	Federal Home Loan Mortgage Corp. Pool G08608, 3.000%, 30 Year, 09/01/2044	1,477,457
4,448,653	Federal Home Loan Mortgage Corp. Pool G08705, 3.000%, 30 Year, 05/01/2046	4,465,570
2,634,079	Federal Home Loan Mortgage Corp. Pool G08710, 3.000%, 30 Year, 06/01/2046	2,642,449
1,457,141	Federal Home Loan Mortgage Corp. Pool G18579, 3.500%, 15 Year, 12/01/2030	1,522,827
2,545,385	Federal Home Loan Mortgage Corp. Pool G67700, 3.500%, 30 Year, 08/01/2046	2,640,473
7,320	Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/01/2023	7,682
866,500	Federal Home Loan Mortgage Corp. Pool Q19607, 4.000%, 30 Year, 07/01/2043	917,061
247,296	Federal Home Loan Mortgage Corp. Pool Q21934, 4.000%, 30 Year, 09/01/2043	261,571
3,256,699	Federal Home Loan Mortgage Corp. Pool Q39440, 4.000%, 30 Year, 03/01/2046	3,432,988

Shares, Principal Amount or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$2,511,331	Federal Home Loan Mortgage Corp. Pool V82514, 3.500%, 30 Year, 07/01/2046	$2,597,692
2,730,256	Federal Home Loan Mortgage Corp. Pool V82653, 3.500%, 30 Year, 10/01/2046	2,823,718
	TOTAL	28,449,923
	Federal National Mortgage Association—10.6%
1,312,543	Federal National Mortgage Association Pool AH2899, 4.500%, 30 Year, 01/01/2041	1,431,264
1,163,010	Federal National Mortgage Association Pool AL4168, 2.500%, 15 Year, 09/01/2028	1,177,412
2,211,992	Federal National Mortgage Association Pool AO7977, 3.000%, 15 Year, 06/01/2027	2,277,574
47,009	Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 07/01/2042	48,754
1,160,385	Federal National Mortgage Association Pool AS2979, 3.000%, 15 Year, 08/01/2029	1,195,333
1,528,521	Federal National Mortgage Association Pool AS4314, 2.500%, 15 Year, 01/01/2030	1,545,060
2,419,882	Federal National Mortgage Association Pool AS5102, 3.000%, 15 Year, 06/01/2030	2,492,762
3,054,797	Federal National Mortgage Association Pool AS5693, 3.000%, 30 Year, 08/01/2045	3,067,130
3,654,938	Federal National Mortgage Association Pool AS6222, 4.000%, 30 Year, 11/01/2045	3,853,641
2,251,679	Federal National Mortgage Association Pool AS7375, 3.000%, 30 Year, 06/01/2046	2,258,658
2,697,569	Federal National Mortgage Association Pool AS7492, 4.000%, 30 Year, 07/01/2046	2,839,587
1,354,884	Federal National Mortgage Association Pool AS7510, 4.000%, 30 Year, 07/01/2046	1,426,214
1,830,239	Federal National Mortgage Association Pool AS7582, 3.000%, 30 Year, 07/01/2046	1,835,912
1,780,536	Federal National Mortgage Association Pool AS7698, 2.500%, 15 Year, 08/01/2031	1,793,681
1,849,206	Federal National Mortgage Association Pool AS7796, 3.000%, 30 Year, 08/01/2046	1,854,938
1,373,377	Federal National Mortgage Association Pool AX0833, 3.500%, 30 Year, 09/01/2044	1,424,146
3,214,817	Federal National Mortgage Association Pool AZ9565, 3.500%, 30 Year, 12/01/2045	3,318,085
3,892,081	Federal National Mortgage Association Pool BA3989, 3.500%, 30 Year, 02/01/2046	4,015,889
3,916,765	Federal National Mortgage Association Pool BC0575, 3.500%, 30 Year, 12/01/2045	4,042,582
1,763,522	Federal National Mortgage Association Pool BC5622, 3.500%, 30 Year, 05/01/2046	1,819,619
2,619,174	Federal National Mortgage Association Pool BC5660, 3.500%, 30 Year, 07/01/2046	2,700,854
1,355,750	Federal National Mortgage Association Pool BC6063, 2.500%, 15 Year, 06/01/2031	1,365,759
1,806,600	Federal National Mortgage Association Pool BC8059, 3.500%, 30 Year, 05/01/2046	1,864,068
2,934,732	Federal National Mortgage Association Pool BC9762, 3.000%, 30 Year, 06/01/2046	2,943,829
1,735,513	Federal National Mortgage Association Pool BC9803, 2.500%, 15 Year, 06/01/2031	1,748,326
1,727,403	Federal National Mortgage Association Pool BD1880, 2.500%, 15 Year, 06/01/2031	1,740,156
3,808,702	Federal National Mortgage Association Pool BE2909, 3.500%, 30 Year, 12/01/2046	3,926,584
1,686,384	Federal National Mortgage Association Pool MA2644, 2.500%, 15 Year, 06/01/2031	1,698,835
1,671,006	Federal National Mortgage Association Pool MA2684, 3.000%, 15 Year, 07/01/2031	1,718,982
	TOTAL	63,425,634
	Government National Mortgage Association—0.9%
10,117	Government National Mortgage Association Pool 2796, 7.000%, 30 Year, 08/20/2029	11,787
5,305	Government National Mortgage Association Pool 3040, 7.000%, 30 Year, 02/20/2031	6,209
15,012	Government National Mortgage Association Pool 3188, 6.500%, 30 Year, 01/20/2032	17,379
19,459	Government National Mortgage Association Pool 3239, 6.500%, 30 Year, 05/20/2032	22,246
2,633,387	Government National Mortgage Association Pool AS7206, 3.500%, 30 Year, 04/20/2046	2,734,214
1,002,940	Government National Mortgage Association Pool MA2445, 3.500%, 30 Year, 12/20/2044	1,043,221
1,226,581	Government National Mortgage Association Pool MA2521, 3.500%, 30 Year, 01/20/2045	1,275,844
	TOTAL	5,110,900
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $98,634,114)	96,986,457
	PURCHASED CALL OPTION—0.0%
9,000	CBOE SPX Volatility Index, Notional Amount $8,559,000, Exercise Price $20.00, Expiration Date 10/18/2017 (IDENTIFIED COST $670,000)	157,500

Shares, Principal Amount or Contracts			Value
		PURCHASED PUT OPTIONS—0.3%
5,000		CBOE SPX Volatility Index, Notional Amount $4,755,000, Exercise Price $11.00, Expiration Date 10/18/2017	$275,000
3,000		SPDR Dow Jones Industrial Average ETF Trust, Notional Amount $67,146,000, Exercise Price $215.00, Expiration Date 12/15/2017	519,000
8,500		SPDR S&P 500 ETF Trust, Notional Amount $213,545,500, Exercise Price $240.00, Expiration Date 10/20/2017	208,250
2,000		SPDR S&P 500 ETF Trust, Notional Amount $50,246,000, Exercise Price $230.00, Expiration Date 6/15/2018	1,050,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,784,025)	2,052,250
		U.S. TREASURY—0.5%
$2,900,000		United States Treasury Note, 0.750%, 02/28/2018 (IDENTIFIED COST $2,894,242)	2,894,902
		INVESTMENT COMPANY—15.3%
13,419,148	[6]	Federated High Income Bond Fund II, Class P (IDENTIFIED COST $87,138,547)	91,518,592
		REPURCHASE AGREEMENT—3.6%
21,638,000		Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $21,638,000)	21,638,000
		TOTAL INVESTMENT IN SECURITIES—97.5% (IDENTIFIED COST $560,822,522)[7]	583,670,585
		OTHER ASSETS AND LIABILITIES - NET—2.5%[8]	15,220,745
		TOTAL NET ASSETS—100%	$598,891,330
At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	548	$344,705,700	December 2017	$7,923,669
[1]United States Treasury Notes 2-Year Long Futures	100	$21,570,313	December 2017	$(51,763)
[1]United States Treasury Notes 5-Year Long Futures	15	$1,762,500	December 2017	$(1,557)
[1]United States Treasury Notes 10-Year Short	90	$11,278,125	December 2017	$119,329
[1]United States Treasury Long Bond Short Futures	3	$458,438	December 2017	$7,423
[1]United States Treasury Ultra Bond Short Future	65	$10,733,125	December 2017	$191,299
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,188,400
The average notional value of long and short futures contracts held by the Fund throughout the period was $354,661,918 and $34,179,448, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 9/30/2017[9]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 28	Buy	1.00%	12/20/2022	1.87%	$4,500,000	$181,575	$183,921	$(2,346)
Barclays Capital, Inc.	Government of South Korea Bond	Sell	1.00%	12/20/2022	0.74%	$400,000	$(4,993)	$(5,885)	$892
Barclays Capital, Inc.	Government of Turkey Bond	Buy	1.00%	12/20/2022	1.89%	$200,000	$8,250	$8,155	$95
Barclays Capital, Inc.	Republic of South Africa	Buy	1.00%	12/20/2022	1.89%	$400,000	$16,512	$16,494	$18
TOTAL SWAP CONTRACTS							$201,344	$202,685	$(1,341)

The average notional amount of credit default swap contracts held by the Fund throughout the period was $5,219,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At September 30, 2017, the Fund had the following outstanding written options contracts:
Counterparty	Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
J.P. Morgan Securities, Inc.	1SPDR Dow Jones Industrial Average ETF Trust	300,000	$67,146,000	12/15/2017	$200.00	$(169,500)
J.P. Morgan Securities, Inc.	1SPDR S&P 500 ETF Trust	850,000	$213,545,500	10/20/2017	$230.00	$(89,250)
J.P. Morgan Securities, Inc.	1SPDR S&P 500 ETF Trust	200,000	$50,246,000	6/15/2018	$210.00	$(542,000)
(PREMIUMS RECEIVED $1,237,448)						$(800,750)
The average market value of purchased call and put options held by the Fund throughout the period was $131,450 and $1,849,190, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $(23,875) and $(750,793), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	Issuer in default.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Principal amount and interest were not paid upon final maturity.
6	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated High Income Bond Fund II
Balance of Shares Held 12/31/2016	13,177,127
Purchases/Additions	1,163,326
Sales/Reductions	(921,305)
Balance of Shares Held 9/30/2017	13,419,148
Value	$91,518,592
Change in Unrealized Appreciation/Depreciation	$28,246
Net Realized Gain/(Loss)	$(96,489)
Dividend Income	$6,155,290
7	At September 30, 2017, the cost of investments for federal tax purposes was $561,126,220. The net unrealized appreciation of investments for federal tax purposes was $30,133,359. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,555,585 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,422,226. The amounts presented are inclusive of derivative contracts.
8	Assets, other than investments in securities, less liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers (Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”)) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$227,586,650	$—	$—	$227,586,650
International	12,433,314	—	—	12,433,314
Debt Securities:
Adjustable Rate Mortgages	—	12,098	—	12,098
Collateralized Mortgage Obligations	—	14,636,979	—	14,636,979
Commercial Mortgage-Backed Securities	—	2,615,691	—	2,615,691
Corporate Bonds	—	84,142,144	0	84,142,144
Foreign Governments/Agencies	—	26,996,008	—	26,996,008
Mortgage-Backed Securities	—	96,986,457	—	96,986,457
U.S. Treasury	—	2,894,902	—	2,894,902
Purchased Call Options	157,500	—	—	157,500
Purchased Put Options	2,052,250	—	—	2,052,250
Investment Companies	91,518,592	—	—	91,518,592
Repurchase Agreements	—	21,638,000	—	21,638,000
TOTAL SECURITIES	$333,748,306	$249,922,279	$0	$583,670,585
Other Financial Instruments
Assets
Futures Contracts	$8,241,720	$—	$—	$8,241,720
Swap Contracts	—	206,337	—	206,337
Liabilities
Futures Contracts	(53,320)	—	—	(53,320)
Swap Contracts	—	(4,993)	—	(4,993)
Written Option Contracts	(800,750)	—	—	(800,750)
TOTAL OTHER FINANCIAL INSTRUMENTS	$7,387,650	$201,344	$—	$7,588,994
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt
22
Federated Government Money Fund II
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—37.5%
$1,000,000	[1]	Federal Farm Credit System Discount Notes, 0.690%—1.240%, 10/4/2017 - 8/15/2018	$993,535
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.102% (1-month USLIBOR -0.135%), 10/25/2017	250,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.152% (1-month USLIBOR -0.085%), 10/1/2017	499,976
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.170% - 1.171% (1-month USLIBOR -0.065%), 10/12/2017 - 10/29/2017	499,982
200,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.191% (1-month USLIBOR -0.041%), 10/6/2017	200,000
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.192% (1-month USLIBOR -0.045%), 10/21/2017	249,994
750,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.196% (1-month USLIBOR -0.040%), 10/13/2017	749,978
1,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.296% (1-month USLIBOR +0.059%), 10/21/2017	1,000,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.387% (1-month USLIBOR +0.150%), 10/1/2017	501,368
2,236,000		Federal Farm Credit System Notes, 0.710%—4.670%, 10/20/2017 - 9/15/2018	2,250,652
250,000	[1]	Federal Home Loan Bank System Discount Notes, 1.260%, 9/13/2018	246,964
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.954% (3-month USLIBOR -0.360%), 10/25/2017	250,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.964% (3-month USLIBOR -0.340%), 10/17/2017	750,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.013% (3-month USLIBOR -0.300%), 10/24/2017	500,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.067% (1-month USLIBOR -0.165%), 10/3/2017	1,000,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.067% (3-month USLIBOR -0.245%), 11/8/2017	500,000
1,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.074%—1.077% (1-month USLIBOR -0.160%), 10/25/2017 - 10/28/2017	1,750,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.082% (1-month USLIBOR -0.155%), 10/14/2017	250,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.084% (1-month USLIBOR -0.150%), 10/15/2017	1,000,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.092% (1-month USLIBOR -0.142%), 10/18/2017	500,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.109% (3-month USLIBOR -0.205%), 11/23/2017	500,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.111%—1.112% (1-month USLIBOR -0.125%), 10/20/2017 - 10/21/2017	1,000,000
1,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.114% (1-month USLIBOR -0.120%), 10/16/2017 - 10/17/2017	1,500,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.124% (3-month USLIBOR -0.185%), 11/10/2017	250,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.145% (1-month USLIBOR -0.090%), 10/9/2017	250,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.156%—1.157% (1-month USLIBOR -0.080%), 10/19/2017 - 10/20/2017	750,062
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.174%—1.175% (1-month USLIBOR -0.060%), 10/11/2017 - 10/18/2017	750,000
1,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.186%—1.192% (1-month USLIBOR -0.045%), 10/1/2017 - 10/25/2017	1,499,932
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.196% (1-month USLIBOR -0.040%), 10/22/2017	250,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.202% (1-month USLIBOR -0.035%), 10/23/2017	250,064
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.216% (3-month USLIBOR -0.095%), 11/9/2017	499,997
1,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.252% (3-month USLIBOR -0.065%), 12/7/2017	1,500,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.265%—1.271% (3-month USLIBOR -0.055%), 12/15/2017 - 12/21/2017	1,000,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.269%—1.271% (3-month USLIBOR -0.030%), 10/4/2017 - 10/5/2017	1,000,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.301% (1-month USLIBOR +0.070%), 10/7/2017	1,000,067
3,025,000		Federal Home Loan Bank System Notes, 0.625%—3.125%, 12/8/2017 - 9/17/2018	3,024,129
500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.064% (3-month USLIBOR -0.250%), 10/25/2017	500,000
2,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.337% (3-month USLIBOR +0.020%), 12/8/2017	2,000,000
2,568,000		Federal Home Loan Mortgage Corp. Notes, 0.875%—1.200%, 12/15/2017 - 10/12/2018	2,565,487
700,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.275% (3-month USLIBOR -0.030%), 10/11/2017	700,000
1,170,000		Federal National Mortgage Association Notes, 0.750%—0.875%, 12/20/2017 - 7/27/2018	1,169,204
388,000		Tennessee Valley Authority, 1.750%, 10/15/2018	389,585
		TOTAL GOVERNMENT AGENCIES	36,290,976
1

Principal Amount		Value
	U.S. TREASURIES—3.9%
	U.S. Treasury Notes—3.9%
$2,000,000	United States Treasury Notes, 0.625%—2.250%, 11/30/2017	$2,001,859
1,000,000	United States Treasury Notes, 1.000%—2.750%, 12/31/2017	1,002,315
250,000	United States Treasury Notes, 2.625%, 1/31/2018	251,442
500,000	United States Treasury Notes, 4.250%, 11/15/2017	502,066
	TOTAL U.S. TREASURIES	3,757,682
	REPURCHASE AGREEMENTS—58.3%
20,000,000	Interest in $250,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,022,292 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2047 and the market value of those underlying securities was $255,959,732.	20,000,000
9,500,000	Interest in $3,300,000,000 joint repurchase agreement 1.04%, dated 9/29/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $3,300,286,000 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $3,366,291,768.	9,500,000
2,000,000	Interest in $300,000,000 joint repurchase agreement 1.08%, dated 9/21/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,315,000 on 10/26/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2046 and the market value of those underlying securities was $309,074,456.	2,000,000
20,000,000	Interest in $450,000,000 joint repurchase agreement 1.08%, dated 9/29/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,040,500 on 10/2/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2066 and the market value of those underlying securities was $463,502,765.	20,000,000
5,000,000	Interest in $2,880,000,000 joint repurchase agreement 1.06%, dated 9/29/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,880,254,400 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $2,938,231,048.	5,000,000
	TOTAL REPURCHASE AGREEMENTS	56,500,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[3]	96,548,658
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	336,760
	TOTAL NET ASSETS—100%	$96,885,418
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of September 30, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
3
Federated Quality Bond Fund II
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.5%
		Basic Industry - Chemicals—1.1%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$658,181
800,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	857,850
790,000		RPM International, Inc., 6.50%, 2/15/2018	803,619
		TOTAL	2,319,650
		Basic Industry - Metals & Mining—2.4%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	234,772
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	678,732
520,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	557,700
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	494,834
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,274,375
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	328,934
285,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	287,419
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,185,071
		TOTAL	5,041,837
		Basic Industry - Paper—0.1%
75,000		Westvaco Corp., 7.65%, 3/15/2020	76,650
100,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	101,424
		TOTAL	178,074
		Capital Goods - Aerospace & Defense—2.0%
600,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	610,412
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	273,475
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	290,823
1,019,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,122,174
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	274,180
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	269,485
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	326,984
910,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.05%, (3-month USLIBOR +1.735%), 2/15/2042	798,525
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	313,227
		TOTAL	4,279,285
		Capital Goods - Building Materials—0.6%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	498,635
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	297,461
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	89,200
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	294,910
		TOTAL	1,180,206
		Capital Goods - Construction Machinery—0.3%
510,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	564,157
		Capital Goods - Diversified Manufacturing—2.7%
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	464,934
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	661,339
800,000		Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	800,294
800,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	802,057
650,000		Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	655,790
625,000		Roper Technologies, Inc., 2.05%, 10/1/2018	626,621
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	612,485
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	216,487
1

Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—continued
$341,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$373,949
400,000	Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	393,941
	TOTAL	5,607,897
	Communications - Cable & Satellite—2.3%
940,000	CCO Safari II LLC, 3.579%, 7/23/2020	965,437
567,000	CCO Safari II LLC, 4.464%, 7/23/2022	599,428
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	584,993
480,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	485,471
415,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	406,718
1,290,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,394,660
400,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	497,449
	TOTAL	4,934,156
	Communications - Media & Entertainment—1.6%
300,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	308,173
750,000	CBS Corp., 3.70%, 8/15/2024	771,105
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	501,019
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	249,842
420,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	421,719
79,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	79,029
595,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	620,178
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	513,157
	TOTAL	3,464,222
	Communications - Telecom Wireless—0.5%
510,000	Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	525,372
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	355,274
300,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	282,704
	TOTAL	1,163,350
	Communications - Telecom Wirelines—3.3%
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	705,318
610,000	AT&T, Inc., Sr. Unsecd. Note, 2.85%, 2/14/2023	607,746
450,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	443,536
800,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	802,532
1,090,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	1,177,606
500,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	526,250
450,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	493,309
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	331,966
350,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	319,272
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	635,924
735,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	825,649
	TOTAL	6,869,108
	Consumer Cyclical - Automotive—4.0%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	601,115
700,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	703,318
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	508,174
650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	649,806
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	605,518
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,023,321
670,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	681,518
300,000	General Motors Financial Co., Inc., 3.15%, 6/30/2022	302,630
550,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	552,579
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	$509,109
750,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	753,839
475,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	476,387
1,000,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,007,586
	TOTAL	8,374,900
	Consumer Cyclical - Leisure—0.5%
1,000,000	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,082,300
	Consumer Cyclical - Lodging—0.2%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	489,938
	Consumer Cyclical - Retailers—1.9%
610,000	AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	606,834
460,000	AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	464,997
750,000	CK Hutchinson Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	746,367
300,000	CVS Health Corp., 2.75%, 12/1/2022	300,940
600,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	610,801
595,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	621,389
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	469,896
110,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	110,409
	TOTAL	3,931,633
	Consumer Cyclical - Services—1.3%
500,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 2/22/2023	499,234
170,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.15%, 8/22/2027	171,007
350,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	382,614
370,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	454,460
1,000,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	1,023,975
280,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	286,959
	TOTAL	2,818,249
	Consumer Non-Cyclical - Food/Beverage—7.4%
750,000	Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	752,122
500,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	508,391
1,100,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,139,524
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	518,835
210,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	201,352
500,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	529,384
900,000	Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	951,946
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	737,333
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	330,476
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	373,885
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	517,741
660,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	702,120
270,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	276,017
2,050,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	2,041,820
300,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	288,211
410,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	412,271
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	504,720
600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	616,566
540,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	532,800
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	510,718
500,000	PepsiCo, Inc., 2.25%, 1/7/2019	504,041
750,000	PepsiCo, Inc., 2.75%, 3/5/2022	769,252
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$600,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.125%, 11/1/2020	$621,893
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	379,748
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	244,735
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	62,119
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	541,158
	TOTAL	15,569,178
	Consumer Non-Cyclical - Health Care—2.6%
420,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	424,603
940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	974,290
890,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	895,302
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	501,613
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	756,778
220,000	C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	221,011
670,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	689,206
340,000	Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	340,806
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	245,053
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	508,720
	TOTAL	5,557,382
	Consumer Non-Cyclical - Pharmaceuticals—3.2%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	305,392
800,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	822,098
475,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	480,913
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	311,427
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	72,812
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	600,336
180,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	184,681
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	510,631
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	359,205
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	226,851
330,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	343,871
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	229,881
330,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	329,072
640,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	631,882
900,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	866,312
600,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	553,983
	TOTAL	6,829,347
	Consumer Non-Cyclical - Products—1.0%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	573,324
250,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	255,912
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,247,350
	TOTAL	2,076,586
	Consumer Non-Cyclical - Supermarkets—0.4%
610,000	Kroger Co., Bond, 6.90%, 4/15/2038	763,799
	Consumer Non-Cyclical - Tobacco—0.6%
290,000	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	302,559
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	501,834
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	466,625
	TOTAL	1,271,018
	Energy - Independent—1.1%
600,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	595,044
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$232,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	$235,489
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	417,913
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	511,245
475,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	472,298
	TOTAL	2,231,989
	Energy - Integrated—2.2%
500,000	BP Capital Markets PLC, 2.50%, 11/6/2022	500,041
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	504,477
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	536,513
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	675,707
585,000	Husky Energy, Inc., 4.00%, 4/15/2024	602,990
800,000	Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	854,600
175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	181,912
525,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	521,411
325,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	322,748
	TOTAL	4,700,399
	Energy - Midstream—3.0%
350,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	358,403
200,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	213,930
565,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	599,886
460,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	482,778
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	210,198
280,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	301,771
1,600,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,724,381
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	402,780
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	349,819
540,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	535,877
610,000	Williams Partners LP, 5.25%, 3/15/2020	655,010
380,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	398,080
	TOTAL	6,232,913
	Energy - Oil Field Services—0.6%
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	492,500
52,000	Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	50,440
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	307,413
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	314,846
	TOTAL	1,165,199
	Energy - Refining—0.5%
215,000	Valero Energy Corp., 7.50%, 4/15/2032	283,593
635,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	803,248
	TOTAL	1,086,841
	Financial Institution - Banking—20.3%
450,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	462,844
500,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	503,118
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	249,322
1,000,000	Bank of America Corp., Series L, 2.65%, 4/1/2019	1,009,276
500,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	510,980
1,700,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	1,701,888
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	490,383
700,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	705,542
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	301,353
5

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	$562,658
620,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	621,701
340,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	342,175
500,000		Citigroup, Inc., 4.125%, 7/25/2028	516,281
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,090,861
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.88%, 7/24/2023	250,522
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	481,735
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	513,350
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	161,477
1,160,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,209,251
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	521,105
300,000		Comerica, Inc., 3.80%, 7/22/2026	304,306
400,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	402,701
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	499,586
445,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	453,666
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	625,714
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	1,007,986
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	505,773
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	1,003,682
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	521,969
500,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	537,937
1,341,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.75%, 8/7/2020	1,366,234
1,130,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	1,120,016
500,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	503,118
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.25%, 1/23/2020	502,739
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	251,898
500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, (3-month USLIBOR +1.337%), 2/1/2028	513,678
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,083,862
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,021,793
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,041,491
260,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	256,432
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	411,348
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,122
2,440,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.956%, (3-month USLIBOR +0.640%), 12/1/2021	2,420,951
750,000		Morgan Stanley, Sec. Fac. Bond, 2.75%, 5/19/2022	753,314
500,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	507,554
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,071,309
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	543,413
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	274,357
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,046,588
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	910,024
250,000	[1]	State Street Corp., Sr. Unsecd. Note, 2.653%, (3-month USLIBOR +0.635%), 5/15/2023	251,477
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	723,682
200,000		SunTrust Bank Inc., Sub. Note, 3.30%, 5/15/2026	197,956
530,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	534,669
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	760,704
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	519,493
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	605,706
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,526,203
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	505,879
6

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,175,000	Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	$1,246,755
1,900,000	Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,960,800
	TOTAL	42,754,707
	Financial Institution - Broker/Asset Mgr/Exchange—1.9%
170,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	186,425
370,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	386,227
350,000	Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	372,258
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	229,309
590,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	644,994
400,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	458,277
193,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	219,040
390,000	Stifel Financial Corp., 4.25%, 7/18/2024	399,749
190,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	194,586
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	517,333
450,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	457,659
	TOTAL	4,065,857
	Financial Institution - Finance Companies—2.1%
463,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	517,551
500,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	508,802
1,966,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,985,536
375,000	HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	424,410
960,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,037,436
	TOTAL	4,473,735
	Financial Institution - Insurance - Health—0.6%
750,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	765,085
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	430,070
	TOTAL	1,195,155
	Financial Institution - Insurance - Life—2.1%
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	850,485
500,000	Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	556,007
290,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	306,856
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	279,344
800,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	865,881
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	500,111
350,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	480,812
235,000	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	235,539
400,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	442,180
	TOTAL	4,517,215
	Financial Institution - Insurance - P&C—1.4%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	201,426
680,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	743,072
250,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	251,891
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	310,789
500,000	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/1/2044	545,777
600,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	997,958
	TOTAL	3,050,913
	Financial Institution - REIT - Apartment—0.7%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	399,296
550,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	563,112
300,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	320,896
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	$192,291
	TOTAL	1,475,595
	Financial Institution - REIT - Healthcare—0.9%
960,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,053,631
500,000	Healthcare Trust of America, 3.70%, 4/15/2023	512,777
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	317,418
	TOTAL	1,883,826
	Financial Institution - REIT - Office—0.6%
500,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	505,154
450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	480,521
200,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	213,852
	TOTAL	1,199,527
	Financial Institution - REIT - Other—0.7%
695,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	712,992
300,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	326,183
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	471,995
	TOTAL	1,511,170
	Financial Institution - REIT - Retail—0.7%
450,000	Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	464,122
396,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	404,150
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	103,054
421,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	450,082
	TOTAL	1,421,408
	Municipal Services—0.9%
877,595	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	987,688
745,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	832,709
	TOTAL	1,820,397
	Sovereign—0.5%
320,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	346,579
510,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	672,528
	TOTAL	1,019,107
	Technology—6.5%
500,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	514,181
500,000	Apple, Inc., Sr. Unsecd. Note, 2.10%, 9/12/2022	496,202
650,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	649,045
400,000	Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	410,995
125,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	136,223
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	352,751
800,000	BMC Software, Inc., 7.25%, 6/1/2018	823,000
230,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	236,532
280,000	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	288,808
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 4.42%, 6/15/2021	420,273
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 6.02%, 6/15/2026	444,805
345,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	337,271
483,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	498,285
83,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	86,901
130,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	140,684
300,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	303,065
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	676,958
250,000	Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	254,817
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	$529,093
460,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	485,738
1,500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	1,473,964
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	727,599
300,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	302,069
190,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	194,796
250,000	Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	255,729
750,000	Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	784,535
190,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	191,487
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	310,857
350,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	364,107
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	206,093
670,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	693,328
	TOTAL	13,590,191
	Transportation - Airlines—0.0%
99,842	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	103,586
	Transportation - Railroads—1.0%
43,952	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	46,818
1,100,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,148,166
850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	852,883
	TOTAL	2,047,867
	Transportation - Services—0.9%
280,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	324,766
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	513,747
125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	124,045
425,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	427,487
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	282,787
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	155,602
	TOTAL	1,828,434
	Utility - Electric—6.5%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	323,655
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	425,757
880,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	898,274
500,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	517,928
1,016,295	Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	445,900
210,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	208,081
250,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	245,121
750,000	Duke Energy Corp., Sr. Unsecd. Note, 2.40%, 8/15/2022	745,292
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	505,652
1,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,048,750
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	181,083
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	473,568
270,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	265,282
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	231,452
235,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	250,796
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	603,965
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	141,382
900,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	906,125
366,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	370,499
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	308,291
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	$506,889
500,000	Northeast Utilities, Sr. Unsecd. Note, 1.60%, 1/15/2018	500,009
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	632,215
425,000	PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	448,131
250,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	244,933
530,000	Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	529,899
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	247,500
230,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	245,427
800,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	847,246
450,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	463,271
	TOTAL	13,762,373
	Utility - Natural Gas—1.6%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	250,368
1,000,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,045,767
1,100,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,122,232
600,000	Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	596,437
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	312,668
	TOTAL	3,327,472
	Utility - Natural Gas Distributor—0.2%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	440,631
	TOTAL CORPORATE BONDS (IDENTIFIED COST $200,203,729)	205,272,779
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
941	Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,124
	Federal National Mortgage Association—0.0%
33	Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	35
	Government National Mortgage Association—0.1%
2,761	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	3,097
3,144	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,599
4,309	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	4,978
6,432	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	7,372
9,658	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	11,071
427	Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	451
6,745	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	7,858
1,654	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,912
4,244	Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	4,967
15,012	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	17,379
11,619	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	13,283
23,260	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	27,041
1,225	Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,389
5,193	Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	6,262
	TOTAL	110,659
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $96,752)	111,818
10

Principal Amount		Value
	MUNICIPAL BOND—0.2%
	Municipal Services—0.2%
$410,000	Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	$397,421
	FOREIGN GOVERNMENTS/AGENCIES—0.6%
	Sovereign—0.6%
225,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	240,075
900,000	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	954,310
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,124,013)	1,194,385
	COLLATERALIZED MORTGAGE OBLIGATION—0.1%
	Commercial Mortgage—0.1%
202,803	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.475%, 8/15/2039 (IDENTIFIED COST $201,224)	202,535
	REPURCHASE AGREEMENT—1.0%
2,181,000	Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $2,181,000)	2,181,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $204,216,718)[2]	209,359,938
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	1,054,610
	TOTAL NET ASSETS—100%	$210,414,548
At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 10-Year Long Futures	120	$15,037,500	December 2017	$(150,270)
4U.S. Treasury Long Bond Short Futures	55	$8,404,688	December 2017	$136,087
4U.S. Treasury Ultra Bond Short Futures	23	$3,797,875	December 2017	$67,691
4U.S. Treasury Note 2-Year Short Futures	30	$6,471,094	December 2017	$15,081
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$68,589
The average notional value of long and short futures contracts held by the Fund throughout the period was $20,435,966 and $16,000,094, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	At September 30, 2017, the cost of investments for federal tax purposes was $204,216,718. The net unrealized appreciation of investments for federal tax purposes was $5,211,809. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,536,934 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,325,125. The amounts presented are inclusive of derivative contracts.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
11

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$205,272,779	$—	$205,272,779
Mortgage-Backed Securities	—	111,818	—	111,818
Municipal Bond	—	397,421	—	397,421
Foreign Governments/Agencies	—	1,194,385	—	1,194,385
Collateralized Mortgage Obligations	—	202,535	—	202,535
Repurchase Agreement	—	2,181,000	—	2,181,000
TOTAL SECURITIES	$—	$209,359,938	$—	$209,359,938
Other Financial Instruments*
Assets	$218,859	$—	$—	$218,859
Liabilities	(150,270)	—	—	(150,270)
TOTAL OTHER FINANCIAL INSTRUMENTS	$68,589	$—	$—	$68,589
*	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
13
Federated Fund for U.S. Government Securities II
Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—25.0%
	U.S. Treasury Bonds—4.4%
$500,000	2.250%, 8/15/2046	$439,262
750,000	2.500%, 2/15/2045	698,969
1,000,000	2.750%, 8/15/2042	987,364
1,200,000	2.875%, 8/15/2045	1,204,719
1,250,000	3.000%, 11/15/2044	1,286,726
500,000	3.000%, 11/15/2045	514,143
650,000	4.750%, 2/15/2037	862,499
	TOTAL	5,993,682
	U.S. Treasury Notes—20.6%
2,000,000	1.125%, 7/31/2021	1,951,250
2,000,000	1.375%, 4/30/2020	1,989,452
3,000,000	1.375%, 9/30/2020	2,976,550
1,250,000	1.500%, 8/15/2026	1,169,476
1,000,000	1.625%, 10/31/2023	974,961
1,750,000	1.625%, 7/31/2020	1,750,567
3,500,000	1.750%, 11/30/2021	3,488,106
1,000,000	1.750%, 5/31/2022	993,398
1,500,000	1.875%, 1/31/2022	1,500,762
1,000,000	1.875%, 2/28/2022	1,000,312
2,000,000	1.875%, 3/31/2022	1,999,219
3,500,000	2.000%, 2/15/2023	3,501,367
1,000,000	2.000%, 8/31/2021	1,007,812
750,000	2.375%, 5/15/2027	752,473
3,000,000	3.125%, 5/15/2021	3,145,898
	TOTAL	28,201,603
	TOTAL U.S. TREASURIES (IDENTIFIED COST $34,026,035)	34,195,285
	ASSET-BACKED SECURITIES—3.5%
	Auto Receivables—2.4%
1,223,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,234,526
2,030,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,059,699
	TOTAL	3,294,225
	Other—1.1%
409,041	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	415,767
606,614	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	613,156
406,789	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	411,095
	TOTAL	1,440,018
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,674,177)	4,734,243
	GOVERNMENT AGENCIES—6.3%
	Federal Farm Credit System—0.9%
1,000,000	5.750%, 12/7/2028	1,288,427
	Federal Home Loan Bank System—1.2%
1,100,000	7.125%, 2/15/2030	1,574,237
	Federal Home Loan Mortgage Corporation—0.1%
72,000	6.750%, 9/15/2029	101,336
1

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal National Mortgage Association—1.1%
$1,500,000	2.125%, 4/24/2026	$1,462,689
	Tennessee Valley Authority Bonds—3.0%
1,700,000	2.875%, 2/1/2027	1,741,606
2,000,000	4.650%, 6/15/2035	2,391,701
	TOTAL	4,133,307
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,327,055)	8,559,996
	MORTGAGE-BACKED SECURITIES—39.6%
	Government Agency—0.8%
1,047,178	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	1,038,569
	Federal Home Loan Mortgage Corporation—16.2%
2,882,136	3.000%, 1/1/2047	2,891,294
840,318	3.000%, 5/1/2045	843,776
1,718,081	3.000%, 8/1/2043	1,731,594
1,175,968	3.500%, 4/1/2042	1,219,899
929,165	3.500%, 7/1/2042	963,876
1,760,705	3.500%, 9/1/2043	1,822,628
3,096,645	4.000%, 12/1/2041	3,281,205
325,106	4.000%, 1/1/2042	344,483
139,892	4.500%, 6/1/2019	142,182
76,932	4.500%, 10/1/2020	79,343
541,183	4.500%, 8/1/2040	584,236
1,128,474	4.500%, 12/1/2040	1,218,248
1,623,470	4.500%, 4/1/2041	1,751,608
83,109	5.000%, 7/1/2019	84,516
69,402	5.000%, 2/1/2021	72,019
615,773	5.000%, 1/1/2034	674,101
164,864	5.000%, 5/1/2034	180,534
153,403	5.000%, 4/1/2036	168,269
43,783	5.000%, 5/1/2036	47,979
32,383	5.000%, 6/1/2036	35,522
299,669	5.000%, 6/1/2040	328,301
26,728	5.500%, 12/1/2020	27,907
970,753	5.500%, 5/1/2034	1,082,012
15,175	5.500%, 12/1/2035	16,948
194,460	5.500%, 2/1/2036	217,346
60,812	5.500%, 5/1/2036	68,449
20,450	5.500%, 5/1/2036	22,819
14,735	5.500%, 5/1/2036	16,458
11,997	5.500%, 6/1/2036	13,403
5,127	5.500%, 6/1/2036	5,728
163,010	5.500%, 11/1/2037	182,325
329,855	5.500%, 1/1/2038	368,941
405,020	5.500%, 3/1/2040	451,493
6,246	6.000%, 1/1/2032	7,098
6,729	6.000%, 1/1/2032	7,653
45,413	6.000%, 2/1/2032	51,457
193,504	6.000%, 4/1/2036	219,703
41,477	6.000%, 5/1/2036	47,195
310,626	6.000%, 6/1/2037	352,990
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$35,337	6.000%, 7/1/2037	$40,119
38,079	6.500%, 6/1/2022	42,127
1,760	6.500%, 5/1/2024	1,936
13,674	6.500%, 3/1/2029	15,596
5,770	6.500%, 6/1/2029	6,567
4,704	6.500%, 7/1/2029	5,354
763	6.500%, 9/1/2029	860
83,157	6.500%, 5/1/2031	95,076
3,100	7.000%, 12/1/2029	3,606
1,261	7.000%, 6/1/2030	1,454
286	7.000%, 11/1/2030	333
19,429	7.500%, 1/1/2031	23,011
253,641	7.000%, 4/1/2032	298,666
20,283	7.500%, 12/1/2030	24,084
5,591	8.500%, 5/1/2030	6,729
1,396	9.000%, 2/1/2025	1,599
1,259	9.000%, 5/1/2025	1,453
	TOTAL	22,194,108
	Federal National Mortgage Association—14.1%
3,747,848	3.500%, 8/1/2042	3,891,077
1,351,771	3.500%, 9/1/2042	1,400,685
1,956,292	3.500%, 2/1/2047	2,016,840
350,780	4.000%, 12/1/2041	373,194
1,564,365	4.000%, 12/1/2041	1,657,968
581,502	4.000%, 2/1/2041	616,296
1,277,908	4.000%, 4/1/2042	1,354,571
62,785	4.500%, 12/1/2019	63,846
518,559	4.500%, 10/1/2041	559,548
926,259	4.500%, 1/1/2042	999,186
2,723,160	4.500%, 2/1/2042	2,937,562
458,290	5.000%, 7/1/2034	503,373
53,621	5.000%, 11/1/2035	58,970
400,830	5.000%, 7/1/2040	440,473
52,222	5.500%, 11/1/2021	55,091
79,494	6.000%, 8/1/2021	83,860
6,428	6.000%, 7/1/2029	7,165
3,337	6.000%, 5/1/2031	3,764
218,533	5.500%, 9/1/2034	243,887
101,643	5.500%, 8/1/2035	113,667
122,164	5.500%, 1/1/2036	136,324
136,258	5.500%, 4/1/2036	151,749
22,018	6.000%, 5/1/2036	25,025
228,522	6.000%, 7/1/2036	260,192
11,977	6.000%, 7/1/2036	13,628
74,154	6.000%, 9/1/2037	84,122
228,403	6.000%, 11/1/2037	259,365
118,017	6.000%, 12/1/2037	127,796
326,969	6.000%, 3/1/2038	371,970
2,113	6.500%, 6/1/2029	2,430
7,059	6.500%, 6/1/2029	8,098
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$764	6.500%, 6/1/2029	$877
400	6.500%, 7/1/2029	457
841	6.500%, 7/1/2029	908
274	6.500%, 7/1/2029	314
7,563	6.500%, 7/1/2029	8,692
31	6.500%, 7/1/2029	36
375	6.500%, 7/1/2029	430
470	6.500%, 8/1/2029	535
10,374	6.500%, 9/1/2030	11,964
83	6.500%, 5/1/2031	85
31,829	6.500%, 6/1/2031	36,479
27,031	6.500%, 4/1/2032	31,076
11,245	6.500%, 11/1/2035	12,812
3,760	7.000%, 2/1/2024	4,157
5,306	7.000%, 10/1/2029	6,153
14,845	7.000%, 10/1/2029	17,360
4,840	7.000%, 11/1/2030	5,668
106,872	7.000%, 4/1/2031	125,403
97,253	7.000%, 4/1/2032	114,531
2,495	7.500%, 8/1/2028	2,904
400	7.500%, 9/1/2028	470
4,226	7.500%, 2/1/2030	5,000
8,994	8.000%, 7/1/2030	10,831
2,023	8.000%, 7/1/2030	2,438
	TOTAL	19,221,302
	Government National Mortgage Association—8.5%
1,514,096	3.000%, 7/20/2045	1,536,960
4,449,789	3.500%, 6/20/2046	4,628,505
863,901	4.500%, 6/20/2039	935,968
757,112	4.500%, 10/15/2039	820,271
992,315	4.500%, 8/20/2040	1,075,095
462,302	5.000%, 7/15/2034	514,234
42,498	6.000%, 4/15/2032	48,456
81,012	6.000%, 5/15/2032	93,412
151,851	6.000%, 4/15/2036	175,046
306,215	6.000%, 5/15/2036	350,255
310,014	6.000%, 5/15/2036	358,031
62,027	6.000%, 7/20/2036	70,850
58,474	6.000%, 5/20/2037	66,904
336,527	6.000%, 7/20/2038	384,105
9,240	6.500%, 12/15/2023	10,127
17,377	6.500%, 5/15/2024	19,104
3,874	6.500%, 6/15/2029	4,477
9,651	6.500%, 7/15/2029	11,201
6,031	6.500%, 6/15/2031	7,021
7,365	6.500%, 7/20/2031	8,555
7,173	6.500%, 8/20/2031	8,329
51,820	6.500%, 10/15/2031	59,983
68,571	6.500%, 12/15/2031	79,325
9,649	6.500%, 4/15/2032	11,153
4

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$33,418		6.500%, 5/15/2032	$38,643
250,067		6.500%, 5/15/2032	290,831
1,928		7.500%, 10/15/2029	2,295
1,174		7.500%, 10/15/2029	1,397
6,751		7.500%, 3/20/2030	7,994
1,134		8.000%, 4/15/2030	1,379
		TOTAL	11,619,906
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,864,422)	54,073,885
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
		Non-Agency Mortgage-Backed Securities—2.6%
166,238		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	130,571
413,897	[1]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	421,964
922,493	[1]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	940,655
136,360	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	137,568
534,928	[1]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	548,857
1,417,505	[1]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,445,631
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,634,521)	3,625,246
		COMMERCIAL MORTGAGE-BACKED SECURITIES—17.9%
		Agency Commercial Mortgage-Backed Securities—17.2%
2,912,000	[1]	FREMF Mortgage Trust 2011-K701, 4.286%, 7/25/2048	2,912,425
2,595,269		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,636,768
1,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,252,642
2,769,095		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	2,840,897
1,800,000	[1]	FHLMC REMIC K504 A2, 2.566%, 9/25/2020	1,824,637
3,894,016		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	3,908,661
1,940,644		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	1,950,150
2,316,867		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,334,424
3,885,536		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	3,899,237
		TOTAL	23,559,841
		Non-Agency Commercial Mortgage-Backed Securities—0.7%
900,000	[1]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.634%, (1-month USLIBOR +1.400%), 11/15/2033	903,371
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $24,750,369)	24,463,212
		REPURCHASE AGREEMENT—4.8%
6,572,000		Interest in $1,150,000,000 joint repurchase agreement 1.07%, dated 9/29/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,150,102,542 on 10/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2045 and the market value of those underlying securities was $1,173,104,593. (IDENTIFIED COST $6,572,000)	6,572,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $132,848,579)[2]	136,223,867
		OTHER ASSETS AND LIABILITIES - NET—0.3%[3]	462,985
		TOTAL NET ASSETS—100%	$136,686,852
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	At September 30, 2017, the cost of investments for federal tax purposes was $132,848,579. The net unrealized appreciation of investments for federal tax purposes was $3,375,288. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,097,516 and net unrealized depreciation from investments for those securities having an excess of cost over value of $722,228.
3	Assets, other than investments in securities, less liabilities.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2017, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 21, 2017